                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09081

Morgan Stanley International Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

Fund Report
For the year ended October 31, 2003


TOTAL RETURN FOR THE 12 MONTHS ENDED OCTOBER 31, 2003

                                                          MORGAN
                                                         STANLEY       LIPPER
                                                         CAPITAL       INTER-
                                                   INTERNATIONAL     NATIONAL
                                                     (MSCI) EAFE        FUNDS
   CLASS A     CLASS B     CLASS C     CLASS D          INDEX(1)      INDEX(2)
   21.31%       20.52%      20.40%      21.68%            27.03%       26.55%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

For the 12-month period ended October 31, 2003, the overall market environment was volatile, marked by several sharp moves. After bottoming in mid-October 2002, international equity markets rallied until early December, before starting a sell-off that lasted into mid March. The low point of this downtrend came then as European markets broke through their October lows, though U.S. equities managed to remain above their mid October level. The European economy softened, and manufacturing data through March showed falling output and declining new orders. Unemployment continued to rise and consumer confidence remained at multiyear lows. While absolute equity valuations appeared attractive, earnings momentum and revisions were poor.

Asian markets traded sideways, then turned negative during the first six months of the period, predominantly as a result of geopolitical concerns. However, economic data began to show signs of life, with increases in industrial production, business confidence among small- and medium-size companies, and nominal retail sales together with inventory levels hitting 15-year lows.

Global equities moved sharply above their March lows primarily because of massive fiscal stimulus in the United States and military intervention in Iraq. In the second quarter of 2003, cuts in short-term interest rates, declining credit spreads, strong and steady growth in liquidity and substantial U.S. tax cuts further fueled investors' appetite for risk, and equities surged higher globally. From the market bottom on March 12, 2003, international equities made steady gains until a pause in mid June. Nearly every country and sector in the MSCI EAFE Index had double-digit returns, with information technology, financials and small-cap stocks leading the market.

In the third quarter, better than expected economic growth and improving prospects for corporate earnings continued to propel the international equity markets higher. Information technology, industrials and Asia were the global leaders, while defensive areas continued to lag. September was the weakest month as the economic data showed signs of softening and the markets fell about 3 percent, but in October international equities proved resilient and regained about 6 percent by month-end. The performance of the U.S. dollar was noteworthy as it lost value against all the other major currencies in the three-month period.

European consumer and business confidence surveys showed increased optimism, though this sentiment has yet to be supported by corporate earnings or GDP or industrial production data. In the U.S., the rally that began off the mid-March bottom is the fifth major rally the markets have experienced since the peak in March 2000. Four of those rallies failed and were followed by new lows.

Asian markets appreciated across the board over the second half of the period, with the upward momentum being reflected in increased foreign investment throughout the region. The Japanese market rallied along with the major global equity markets. A number of factors boosted the Japanese market, although the primary driver was highly attractive valuations.

PERFORMANCE ANALYSIS

We attribute the Fund's underperformance relative to its benchmark primarily to its defensive positioning going into the strong rally that began in March and continued into June. While we increased cyclical positions in the portfolio over this period, we did not add enough to gain ground on the benchmark.

The Fund was originally overweighted relative to the MSCI EAFE Index in U.K. equities, which hampered performance. We reduced that exposure to an underweighting by the end of the period, as we believe that valuations in the U.K. may be at fair value, but rising interest rates and the predominance of defensive sectors in the market made the U.K. less attractive. Likewise dampening performance was the Fund's underweighted stance in Germany relative to the MSCI EAFE Index. However, after visiting Germany toward the end of the period we became more positive on the outlook for the market. Chancellor Schroeder's Reform Agenda 2010 is the largest package of reforms in recent German history, one increasingly believed by the German populace to be inevitable.

The Fund also suffered from its underweighted position in Australia, relative to the MSCI EAFE Index, notably in regard to that country's currency. As a primarily commodity-based and cyclical economy, Australia and its currency both benefited strongly from the global resurgence of confidence during the period. The Australian dollar reached new highs, outperforming the Australian equity market during the 12-month period.

Also weighing down the Fund's performance were its overweighted stances in consumer staples and energy, and underweightings in financials and technology relative to the MSCI EAFE Index during the entire period. The overweighting in staples was driven by our view that, in the absence of evidence that the economic recovery was sustainable, cash-generating companies with stable cash earnings, such as consumer staples, were attractive. Similarly, we believe that energy companies are reliable, cash-generating businesses and that analysts have underestimated the future price of oil. High levels of debt on both the corporate and personal levels and the high gearing of banks influenced our underweighting in financials.

On a positive note, our overweighted stance in Asia relative to the MSCI EAFE Index, particularly Hong Kong, added to performance. An overweighting in Japan relative to the MSCI EAFE Index, particularly aided performance, as Japanese equities were buoyed during the second half of the 12-month period by highly attractive valuations, earnings releases for the fiscal year ending March 2003 confirming that past restructuring efforts were beginning to bear fruit and a decisive move by the Japanese government in April that demonstrated its willingness to resolve the financial crisis actively. The Fund also benefited from an overweighted position relative to the MSCI EAFE Index in the utilities sector, which rallied strongly.

TOP 10 HOLDINGS

   BP                                           2.1%
   HSBC Holdings                                2.0
   GlaxoSmithKline                              1.8
   Royal Dutch Petroleum                        1.7
   Toyota Motor                                 1.6
   Vodafone                                     1.5
   Novartis                                     1.3
   Siemens                                      1.2
   Nokia                                        1.1
   UBS                                          1.1

TOP FIVE COUNTRIES

   Japan                                       28.3%
   United Kingdom                              19.6
   Germany                                      6.9
   France                                       6.7
   Switzerland                                  6.7

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 65% OF ITS ASSETS IN A DIVERSIFIED PORTFOLIO OF INTERNATIONAL COMMON STOCKS AND OTHER EQUITY SECURITIES.
2. THE INVESTMENT TEAM BEGINS WITH THE COUNTRIES AND SECTORS REPRESENTED IN THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (EUROPE, AUSTRALASIA AND FAR EAST) INDEX.
3. COUNTRY AND SECTOR-WEIGHTING DECISIONS CENTER ON AN ASSESSMENT OF THE OVERALL GLOBAL AND REGIONAL INVESTMENT ENVIRONMENT.
4. THE PORTFOLIO MANAGERS MAY ALSO CHOOSE TO EMPHASIZE A PARTICULAR SECTOR WHEN ITS FACTORS APPEAR COMPELLING, IN AN EFFORT TO ADD VALUE.
5. WITHIN EACH COUNTRY OR SECTOR, THE PORTFOLIO MANAGERS WILL TRY TO MATCH THE PERFORMANCE OF A BROAD LOCAL MARKET INDEX BY INVESTING IN OPTIMIZED "BASKETS" OF COMMON STOCKS AND OTHER EQUITY SECURITIES.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)      CLASS A++  CLASS B++  CLASS C++  CLASS D++  MSCI EAFE(1)  LIPPER(2)
June 28, 1999         $  9,475   $ 10,000   $ 10,000   $ 10,000   $ 10,000      $ 10,000
July 31, 1999         $  9,608   $ 10,130   $ 10,130   $ 10,140   $ 10,243      $ 10,232
October 31, 1999      $ 10,015   $ 10,550   $ 10,550   $ 10,580   $ 10,773      $ 10,707
January 31, 2000      $ 10,603   $ 11,140   $ 11,140   $ 11,200   $ 11,375      $ 12,149
April 30, 2000        $ 10,631   $ 11,150   $ 11,150   $ 11,240   $ 11,496      $ 12,160
July 31, 2000         $ 10,356   $ 10,850   $ 10,850   $ 10,960   $ 11,165      $ 11,973
October 31, 2000      $  9,750   $ 10,190   $ 10,190   $ 10,320   $ 10,461      $ 11,077
January 31, 2001      $  9,674   $ 10,089   $ 10,089   $ 10,250   $ 10,421      $ 11,070
April 30, 2001        $  9,064   $  9,435   $  9,435   $  9,607   $  9,622      $ 10,152
July 31, 2001         $  8,454   $  8,781   $  8,781   $  8,964   $  8,741      $  9,376
October 31, 2001      $  7,765   $  8,042   $  8,042   $  8,225   $  7,853      $  8,408
January 31, 2002      $  7,599   $  7,862   $  7,862   $  8,066   $  7,755      $  8,519
April 30, 2002        $  8,164   $  8,422   $  8,432   $  8,664   $  8,287      $  9,160
July 31, 2002         $  7,235   $  7,451   $  7,461   $  7,682   $  7,262      $  8,033
October 31, 2002      $  6,761   $  6,944   $  6,955   $  7,181   $  6,815      $  7,546
January 31, 2003      $  6,506   $  6,680   $  6,682   $  6,918   $  6,598      $  7,370
April 30, 2003        $  6,731   $  6,892   $  6,904   $  7,157   $  6,939      $  7,667
July 31, 2003         $  7,354   $  7,514   $  7,517   $  7,817   $  7,720      $  8,587
October 31, 2003      $  8,202   $  8,210   $  8,374   $  8,737   $  8,658      $  9,549

   ENDING VALUE

   CLASS A++   CLASS B++   CLASS C++   CLASS D++   MSCI EAFE(1)   LIPPER(2)
   ---------   ---------   ---------   ---------   ------------   ---------
   $  8,202    $  8,210    $  8,374    $  8,737    $  8,658       $  9,549

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2003

                              CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+       CLASS D SHARES^^
                                    06/28/99             06/28/99               06/28/99             06/28/99
   SYMBOL                              INLAX                INLBX                  INLCX                INLDX
   1 YEAR                              21.31%(3)            20.52%(3)              20.40%(3)            21.68%(3)
                                       14.94(4)             15.52(4)               19.40(4)                --
   SINCE INCEPTION                     (3.27)(3)            (4.02)(3)              (4.00)(3)            (3.06)(3)
                                       (4.46)(4)            (4.44)(4)              (4.00)(4)               --


----------
Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERNATIONAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER INTERNATIONAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^^   CLASS D HAS NO SALES CHARGE.

++   CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2003.

MORGAN STANLEY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            COMMON AND PREFERRED STOCKS AND
            RIGHTS (98.3%)

            AUSTRALIA (3.8%)
            ALUMINUM
    58,508  Alumina Ltd.                           $      246,432
                                                   --------------
            BEVERAGES: ALCOHOLIC
   102,513  Foster's Group Ltd.                           331,078
    35,767  Southcorp Ltd.                                 78,357
                                                   --------------
                                                          409,435
                                                   --------------
            BEVERAGES: NON-ALCOHOLIC
    25,313  Coca-Cola Amatil Ltd.                         105,364
                                                   --------------
            BIOTECHNOLOGY
     4,768  CSL Ltd.                                       57,282
                                                   --------------
            BUILDING PRODUCTS
    74,382  CSR Ltd.                                      111,439
                                                   --------------
            CASINO/GAMING
    19,284  TABCORP Holdings Ltd.                         157,949
                                                   --------------
            CHEMICALS: MAJOR DIVERSIFIED
    15,398  Orica Ltd.                                    143,748
                                                   --------------
            CONSTRUCTION MATERIALS
    31,510  Boral Ltd.                                    122,475
    54,660  Rinker Group Ltd.                             245,289
                                                   --------------
                                                          367,764
                                                   --------------
            CONTAINERS/PACKAGING
    42,693  Amcor Ltd.                                    256,455
                                                   --------------
            ENGINEERING & CONSTRUCTION
    12,108  Leighton Holdings Ltd.                         97,290
                                                   --------------
            FINANCIAL CONGLOMERATES
    10,494  Macquarie Bank Ltd.                           258,377
    26,954  Suncorp-Metway Ltd.                           247,058
                                                   --------------
                                                          505,435
                                                   --------------
            FOOD RETAIL
    53,939  Coles Myer Ltd.                               296,182
    49,633  Woolworths Ltd.                               390,041
                                                   --------------
                                                          686,223
                                                   --------------
            GAS DISTRIBUTORS
    23,350  Australian Gas Light Company Ltd.      $      176,565
    15,557  Origin Energy Ltd.                             47,275
                                                   --------------
                                                          223,840
                                                   --------------
            HOSPITAL/NURSING MANAGEMENT
    45,214  Mayne Group Ltd.                              116,308
                                                   --------------
            INDUSTRIAL CONGLOMERATES
     9,353  Ansell Ltd.*                                   45,740
    18,868  Wesfarmers Ltd.                               386,686
                                                   --------------
                                                          432,426
                                                   --------------
            INVESTMENT TRUSTS/MUTUAL FUNDS
    95,997  Macquarie Infrastructure Group
             (Stapled Securities)**                       215,056
                                                   --------------
            LIFE/HEALTH INSURANCE
    66,781  AMP Ltd.                                      310,537
    66,781  AMP Ltd. (Rights)*                              3,870
                                                   --------------
                                                          314,407
                                                   --------------
            MAJOR BANKS
    72,608  Australia and New Zealand
             Banking Group Ltd.                           913,355
    13,201  Australia and New Zealand
             Banking Group Ltd. (Rights)*                  40,209
    59,997  Commonwealth Bank of Australia              1,165,997
    73,578  National Australia Bank Ltd.                1,590,606
    84,849  Westpac Banking Corp.                         968,399
                                                   --------------
                                                        4,678,566
                                                   --------------
            MAJOR TELECOMMUNICATIONS
   108,395  Telstra Corp., Ltd.                           363,097
                                                   --------------
            MEDIA CONGLOMERATES
    71,315  News Corp., Ltd.                              632,499
   101,399  News Corp., Ltd. (Pref. Ordinary)             743,100
                                                   --------------
                                                        1,375,599
                                                   --------------
            MEDICAL/NURSING SERVICES
     6,887  Sonic Healthcare Ltd.                          33,388

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            MISCELLANEOUS COMMERCIAL SERVICES
    49,712  Brambles Industries Ltd.               $      164,064
                                                   --------------
            MULTI-LINE INSURANCE
    85,342  Insurance Australia Group Ltd.                268,385
                                                   --------------
            OIL & GAS PRODUCTION
    31,385  Santos Ltd.                                   135,518
    23,939  Woodside Petroleum Ltd.                       223,821
                                                   --------------
                                                          359,339
                                                   --------------
            OTHER METALS/MINERALS
   178,989  BHP Billiton Ltd.                           1,482,481
    15,439  Rio Tinto Ltd.                                388,968
    58,769  WMC Resources Ltd.*                           212,644
                                                   --------------
                                                        2,084,093
                                                   --------------
            OTHER TRANSPORTATION
     9,367  Patrick Corp. Ltd.                             96,647
    27,025  Transurban Group                               79,450
                                                   --------------
                                                          176,097
                                                   --------------
            PRECIOUS METALS
    18,430  Newcrest Mining Ltd.                          157,336
                                                   --------------
            PROPERTY - CASUALTY INSURERS
    32,209  QBE Insurance Group Ltd.                      234,450
                                                   --------------
            PUBLISHING: NEWSPAPERS
    47,018  John Fairfax Holdings Ltd.                    120,284
                                                   --------------
            PULP & PAPER
    21,320  Paperlinx Ltd.                                 76,389
                                                   --------------
            REAL ESTATE DEVELOPMENT
    20,822  Lend Lease Corp., Ltd.                        164,954
    21,468  Westfield Holdings Ltd.                       215,586
                                                   --------------
                                                          380,540
                                                   --------------
            REAL ESTATE INVESTMENT TRUSTS
    34,172  Centro Properties Group                        91,526
    75,928  CFS Gandel Retail Trust                        69,219
    99,421  General Property Trust (Units)++              196,028
    64,412  Investa Property Group                         87,854
    37,675  Mirvac Group                                  113,422
     1,597  Stockland (New)*                                5,406
    55,732  Stockland (Units)++                    $      191,021
     4,069  Westfield Trust (New Units)++                   9,518
   110,799  Westfield Trust (Units)++                     260,744
                                                   --------------
                                                        1,024,738
                                                   --------------
            STEEL
    44,196  BHP Steel Ltd.                                169,285
     7,883  OneSteel Ltd.                                  12,367
                                                   --------------
                                                          181,652
                                                   --------------
            TOTAL AUSTRALIA                            16,124,870
                                                   --------------
            AUSTRIA (0.0%)
            CONSTRUCTION MATERIALS
     1,708  RHI AG*                                        24,230
                                                   --------------
            OTHER TRANSPORTATION
     1,083  Flughafen Wien AG                              43,935
                                                   --------------
            STEEL
       700  Boehler-Uddeholm AG                            40,061
                                                   --------------
            TOTAL AUSTRIA                                 108,226
                                                   --------------
            BELGIUM (0.6%)
            CHEMICALS: SPECIALTY
     4,378  Solvay S.A. (A Shares)                        324,463
                                                   --------------
            FINANCIAL CONGLOMERATES
    69,237  Fortis                                      1,228,951
                                                   --------------
            MAJOR BANKS
    56,677  Dexia                                         888,622
     4,337  KBC Bankverzekeringsholding                   183,119
                                                   --------------
                                                        1,071,741
                                                   --------------
            METAL FABRICATIONS
       482  Bekaert NV                                     23,837
                                                   --------------
            OTHER METALS/MINERALS
       456  Umicore                                        27,622
                                                   --------------
            PHARMACEUTICALS: OTHER
     2,246  UCB S.A.                                       70,507
                                                   --------------
            TOTAL BELGIUM                               2,747,121
                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            BERMUDA (0.1%)
            APPAREL/FOOTWEAR
    76,500  Yue Yuen Industrial (Holdings) Ltd.    $      216,644
                                                   --------------
            CONSTRUCTION MATERIALS
    88,000  Cheung Kong Infrastructure Holdings
             Ltd.                                         190,874
                                                   --------------
            TOTAL BERMUDA                                 407,518
                                                   --------------
            CHINA (1.6%)
            AIRLINES
   480,000  China Eastern Airlines Corp., Ltd.*            82,796
   360,000  China Southern Airlines Co., Ltd.
             (Class H)*                                   142,499
                                                   --------------
                                                          225,295
                                                   --------------
            ALUMINUM
   846,000  Aluminum Corp. of China Ltd.                  435,605
                                                   --------------
            BEVERAGES: ALCOHOLIC
   106,000  Tsingtao Brewery Co., Ltd.                    137,813
                                                   --------------
            CHEMICALS: SPECIALTY
   716,000  Sinopec Shanghai Petrochemical Co.            202,768
                                                   --------------
            ELECTRIC UTILITIES
   428,000  Huadian Power
             International Corp.                          139,113
   464,000  Huaneng Power International,
             Inc. (Class H)                               722,713
                                                   --------------
                                                          861,826
                                                   --------------
            INTEGRATED OIL
 5,216,000  China Petroleum & Chemical
             Corp. (Class H)                            1,728,931
 3,954,000  PetroChina Co. Ltd.                         1,437,864
                                                   --------------
                                                        3,166,795
                                                   --------------
            MAJOR TELECOMMUNICATIONS
 2,496,000  China Telecom Corp. Ltd.                      827,341
                                                   --------------
            MARINE SHIPPING
   398,000  China Shipping Development Co., Ltd.          261,286
                                                   --------------
            MISCELLANEOUS COMMERCIAL SERVICES
    95,000  Travelsky Technology Ltd.              $       89,271
                                                   --------------
            MOTOR VEHICLES
   388,000  Qingling Motors Co.                            71,422
                                                   --------------
            OTHER METALS/MINERALS
   359,000  Jiangxi Copper Co., Ltd.                      128,239
                                                   --------------
            OTHER TRANSPORTATION
   426,000  Beijing Capital International
             Airport Co., Ltd.                            157,656
   380,000  Jiangsu Expressway Co., Ltd.                  190,770
   445,000  Zhejiang Expressway Co. Ltd.                  279,253
                                                   --------------
                                                          627,679
                                                   --------------
            TOTAL CHINA                                 7,035,340
                                                   --------------
            DENMARK (0.3%)
            BIOTECHNOLOGY
     1,650  Novozymes AS (Series B)                        52,903
                                                   --------------
            ELECTRICAL PRODUCTS
     2,800  Vestas Wind Systems AS                         58,615
                                                   --------------
            MAJOR BANKS
    51,444  Danske Bank AS                              1,032,883
                                                   --------------
            MISCELLANEOUS COMMERCIAL SERVICES
     2,000  Group 4 Falck AS                               44,669
     1,100  ISS AS                                         52,218
                                                   --------------
                                                           96,887
                                                   --------------
            TOTAL DENMARK                               1,241,288
                                                   --------------
            FINLAND (1.9%)
            BUILDING PRODUCTS
     1,458  Uponor Oyj                                     38,633
                                                   --------------
            ENGINEERING & CONSTRUCTION
     4,607  Kone Oyj (B Shares)                           239,618
                                                   --------------
            FOOD RETAIL
    16,110  Kesko Oyj (B Shares)                          249,415
                                                   --------------
            INDUSTRIAL MACHINERY
    21,446  Metso Oyj                                     239,218
                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            INFORMATION TECHNOLOGY SERVICES
    11,422  TietoEnator Oyj                        $      301,334
                                                   --------------
            MULTI-LINE INSURANCE
    21,231  Sampo Oyj (A Shares)                          177,861
                                                   --------------
            OIL REFINING/MARKETING
    21,853  Fortum Oyj                                    200,519
                                                   --------------
            OTHER METALS/MINERALS
    14,012  Outokumpu Oyj                                 168,780
                                                   --------------
            PULP & PAPER
    50,293  Stora Enso Oyj (Registered Shares)            680,870
    37,804  UPM-Kymmene Oyj                               704,262
                                                   --------------
                                                        1,385,132
                                                   --------------
            TELECOMMUNICATION EQUIPMENT
   288,727  Nokia Oyj                                   4,880,997
                                                   --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
     4,537  Wartsila Oyj (B Shares)                        77,434
                                                   --------------
            TOTAL FINLAND                               7,958,941
                                                   --------------
            FRANCE (6.7%)
            AEROSPACE & DEFENSE
    14,249  Thales S.A.                                   408,891
       779  Zodiac S.A.                                    22,913
                                                   --------------
                                                          431,804
                                                   --------------
            AIRLINES
     5,507  Air France                                     87,681
                                                   --------------
            ALUMINUM
     4,373  Pechiney S.A. (A Shares)                      240,603
                                                   --------------
            APPAREL/FOOTWEAR
    21,989  LVMH (Louis Vuitton Moet Hennessy)          1,512,614
                                                   --------------
            BUILDING PRODUCTS
    38,989  Compagnie de Saint-Gobain                   1,637,193
                                                   --------------
            CHEMICALS: SPECIALTY
     7,449  Air Liquide S.A.                            1,098,953
                                                   --------------
            CONSTRUCTION MATERIALS
       967  Imerys S.A.                            $      184,621
    10,952  Lafarge S.A.                                  780,630
                                                   --------------
                                                          965,251
                                                   --------------
            ELECTRICAL PRODUCTS
     4,604  Alstom*                                        14,597
    21,821  Schneider Electric S.A.                     1,271,291
                                                   --------------
                                                        1,285,888
                                                   --------------
            ENGINEERING & CONSTRUCTION
    21,786  Bouygues S.A.                                 589,881
     5,164  Vinci S.A.                                    372,558
                                                   --------------
                                                          962,439
                                                   --------------
            FOOD DISTRIBUTORS
     6,222  Sodexho Alliance S.A.                         161,988
                                                   --------------
            FOOD RETAIL
    18,709  Carrefour S.A.                                977,632
     2,465  Casino Guichard Perrachon S.A.                224,615
                                                   --------------
                                                        1,202,247
                                                   --------------
            FOOD: MAJOR DIVERSIFIED
     4,046  Groupe Danone                                 607,675
                                                   --------------
            HOTELS/RESORTS/CRUISELINES
     9,036  Accor S.A.                                    353,711
                                                   --------------
            INFORMATION TECHNOLOGY SERVICES
     4,445  Cap Gemini S.A.*                              222,962
                                                   --------------
            INTEGRATED OIL
    28,340  Total S.A.                                  4,384,319
                                                   --------------
            INTERNET SOFTWARE/SERVICES
       865  Business Objects S.A.*                         28,225
     5,258  Wanadoo*                                       38,938
                                                   --------------
                                                           67,163
                                                   --------------
            LIFE/HEALTH INSURANCE
     4,001  Cnp Assurances                                181,618
                                                   --------------
            MAJOR BANKS
    31,162  BNP Paribas S.A.                            1,629,801
                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
    12,773  Societe Generale                       $      944,419
                                                   --------------
                                                        2,574,220
                                                   --------------
            MAJOR TELECOMMUNICATIONS
    41,894  France Telecom S.A.*                        1,009,261
                                                   --------------
            MEDIA CONGLOMERATES
    31,251  Vivendi Universal S.A.*                       653,421
                                                   --------------
            MEDICAL SPECIALTIES
     1,745  Essilor International S.A.                     83,552
                                                   --------------
            MOTOR VEHICLES
     5,530  Peugeot S.A.                                  236,114
     5,538  Renault S.A.                                  364,616
                                                   --------------
                                                          600,730
                                                   --------------
            MULTI-LINE INSURANCE
    89,362  AXA                                         1,685,433
                                                   --------------
            OILFIELD SERVICES/EQUIPMENT
       270  Technip S.A.                                   26,555
                                                   --------------
            OTHER CONSUMER SPECIALTIES
     3,632  Societe BIC S.A.                              149,696
                                                   --------------
            PACKAGED SOFTWARE
     2,485  Dassault Systemes S.A.                        104,952
                                                   --------------
            PHARMACEUTICALS: MAJOR
    42,752  Aventis S.A.                                2,253,283
    40,852  Sanofi-Synthelabo S.A.                      2,517,120
                                                   --------------
                                                        4,770,403
                                                   --------------
            PUBLISHING: BOOKS/MAGAZINES
     6,082  Lagardere S.C.A.                              304,512
                                                   --------------
            REGIONAL BANKS
     6,553  Credit Agricole S.A.                          138,532
                                                   --------------
            TELECOMMUNICATION EQUIPMENT
    71,052  Alcatel S.A.*                                 933,132
       821  Sagem S.A.                                     83,408
                                                   --------------
                                                        1,016,540
                                                   --------------
            TOTAL FRANCE                               28,521,916
                                                   --------------
            GERMANY (6.9%)
            AIR FREIGHT/COURIERS
    29,281  Deutsche Post AG
             (Registered Shares)                   $      560,731
                                                   --------------
            AIRLINES
    46,070  Deutsche Lufthansa AG*                        719,120
                                                   --------------
            APPAREL/FOOTWEAR
       459  Adidas-Salomon AG                              42,329
                                                   --------------
            CHEMICALS: MAJOR DIVERSIFIED
    36,779  BASF AG                                     1,679,298
    45,255  Bayer AG                                    1,082,375
                                                   --------------
                                                        2,761,673
                                                   --------------
            CHEMICALS: SPECIALTY
     7,443  Linde AG                                      339,755
                                                   --------------
            CONSTRUCTION MATERIALS
     2,262  HeidelbergCement AG*                           96,188
                                                   --------------
            DEPARTMENT STORES
     3,723  KarstadtQuelle AG                              92,103
     6,950  Metro AG                                      282,912
                                                   --------------
                                                          375,015
                                                   --------------
            ELECTRIC UTILITIES
    35,181  E. ON AG                                    1,769,981
     3,928  RWE AG                                        108,628
                                                   --------------
                                                        1,878,609
                                                   --------------
            ELECTRONIC COMPONENTS
       590  Epcos AG*                                      12,111
                                                   --------------
            HOUSEHOLD/PERSONAL CARE
     2,255  Beiersdorf AG                                 253,177
     2,372  Henkel KGaA - Vorzug (Pref.)                  173,653
     1,688  Wella AG (Pref.)                              133,793
                                                   --------------
                                                          560,623
                                                   --------------
            INDUSTRIAL CONGLOMERATES
     6,942  MAN AG                                        191,497
    74,367  Siemens AG                                  4,990,903
    21,625  ThyssenKrupp AG                               359,070
                                                   --------------
                                                        5,541,470
                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            INVESTMENT BANKS/BROKERS
    11,348  Deutsche Boerse AG                     $      627,913
                                                   --------------
            MAJOR BANKS
    44,796  Bayerische Hypo - und Vereinsbank AG*         982,244
    53,089  Commerzbank AG                              1,044,298
    39,455  Deutsche Bank AG (Registered Shares)        2,590,373
                                                   --------------
                                                        4,616,915
                                                   --------------
            MAJOR TELECOMMUNICATIONS
   131,088  Deutsche Telekom AG
             (Registered Shares)*                       2,055,290
                                                   --------------
            MEDICAL DISTRIBUTORS
     2,051  Celesio AG                                     85,436
                                                   --------------
            MEDICAL/NURSING SERVICES
     3,627  Fresenius Medical Care AG                     205,853
                                                   --------------
            MOTOR VEHICLES
    37,097  DaimlerChrysler AG (Registered Shares)      1,377,461
       399  Porsche AG (Pref.)                            195,070
    11,757  Volkswagen AG                                 590,279
     2,969  Volkswagen AG (Pref.)                         100,624
                                                   --------------
                                                        2,263,434
                                                   --------------
            MULTI-LINE INSURANCE
    21,121  Allianz AG (Registered Shares)              2,253,775
    12,568  Muenchener Rueckver AG
             (Registered Shares)*                       1,491,908
                                                   --------------
                                                        3,745,683
                                                   --------------
            OTHER CONSUMER SERVICES
     5,633  TUI AG                                         97,965
                                                   --------------
            PACKAGED SOFTWARE
    12,438  SAP AG                                      1,801,160
                                                   --------------
            PHARMACEUTICALS: MAJOR
     3,924  Merck KGaA                                    136,804
     6,903  Schering AG                                   320,856
                                                   --------------
                                                          457,660
                                                   --------------
            PHARMACEUTICALS: OTHER
       753  Altana AG                              $       47,233
                                                   --------------
            SEMICONDUCTORS
    29,388  Infineon Technologies AG*                     431,182
                                                   --------------
            SPECIALTY STORES
     2,821  Douglas Holding AG                             81,441
                                                   --------------
            TOTAL GERMANY                              29,404,789
                                                   --------------
            GREECE (0.0%)
            CONSTRUCTION MATERIALS
     1,600  Titan Cement Co. S.A.                          61,206
                                                   --------------
            HONG KONG (4.3%)
            AIRLINES
   162,000  Cathay Pacific Airways, Ltd.                  309,674
                                                   --------------
            APPAREL/FOOTWEAR RETAIL
   142,000  Esprit Holdings Ltd.                          446,006
                                                   --------------
            BROADCASTING
    29,000  Television Broadcasts Ltd.                    137,375
                                                   --------------
            COAL
   316,000  Yanzhou Coal Mining Co., Ltd.
             (Class H)                                    231,859
                                                   --------------
            ELECTRIC UTILITIES
   444,000  Beijing Datang Power
             Generation Co., Ltd.                         284,341
   274,300  CLP Holdings Ltd.                           1,239,355
   216,000  HongKong Electric
             Holdings Ltd.                                842,479
                                                   --------------
                                                        2,366,175
                                                   --------------
            ELECTRONIC PRODUCTION EQUIPMENT
     7,000  ASM Pacific Technology Ltd.                    26,176
                                                   --------------
            ENGINEERING & CONSTRUCTION
    53,000  Hopewell Holdings Ltd.                         88,009
   232,252  New World Development Co., Ltd.               148,736
                                                   --------------
                                                          236,745
                                                   --------------
            FINANCIAL CONGLOMERATES
   193,000  Wharf (Holdings) Ltd. (The)                   485,699
                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            GAS DISTRIBUTORS
   603,483  Hong Kong & China Gas Co., Ltd.        $      835,096
                                                   --------------
            HOTELS/RESORTS/CRUISELINES
   128,000  Shangri-La Asia Ltd.                          122,752
                                                   --------------
            INDUSTRIAL CONGLOMERATES
   343,900  Hutchison Whampoa Ltd.                      2,667,178
   147,500  Swire Pacific Ltd. (Class A)                  899,981
                                                   --------------
                                                        3,567,159
                                                   --------------
            INVESTMENT BANKS/BROKERS
   167,000  Hong Kong Exchanges & Clearing Ltd.           363,300
                                                   --------------
            MAJOR BANKS
   222,166  Bank of East Asia Ltd.                        663,481
   429,500  BOC Hong Kong (Holdings) Ltd.                 743,615
   108,800  Hang Seng Bank Ltd.                         1,358,512
                                                   --------------
                                                        2,765,608
                                                   --------------
            MAJOR TELECOMMUNICATIONS
   518,611  PCCW Ltd.*                                    370,508
                                                   --------------
            MISCELLANEOUS MANUFACTURING
   229,500  Johnson Electric Holdings Ltd.                298,378
                                                   --------------
            PUBLISHING: NEWSPAPERS
    68,000  SCMP Group Ltd.                                33,263
                                                   --------------
            RAILROADS
   216,844  MTR Corp., Ltd.                               294,485
   440,000  The Guangshen Railway Co., Ltd.               121,774
                                                   --------------
                                                          416,259
                                                   --------------
            REAL ESTATE DEVELOPMENT
   233,000  Cheung Kong (Holdings) Ltd.                 1,942,042
   195,000  Hang Lung Properties Ltd.                     254,779
   111,000  Henderson Land Development Co., Ltd.          465,804
    43,000  Hysan Development Co., Ltd.                    62,271
   172,111  Sino Land Co., Ltd.                            89,728
   206,000  Sun Hung Kai Properties Ltd.           $    1,743,515
                                                   --------------
                                                        4,558,139
                                                   --------------
            TEXTILES
   428,000  Sinopec Yizheng Chemical                       89,804
                                                   --------------
            TOOLS/HARDWARE
    74,000  Techtronic Industries Co., Ltd.               203,849
                                                   --------------
            WHOLESALE DISTRIBUTORS
   256,000  Li & Fung Ltd.                                430,044
                                                   --------------
            TOTAL HONG KONG                            18,293,868
                                                   --------------
            INDIA (0.5%)
            ALUMINUM
     5,100  Hindalco Industries Ltd.                      123,585
                                                   --------------
            FINANCE/RENTAL/LEASING
     8,200  Housing Development Finance Corp.,
             Ltd.                                          94,048
                                                   --------------
            GAS DISTRIBUTORS
    17,400  Gail India Ltd.                                62,491
                                                   --------------
            HOUSEHOLD/PERSONAL CARE
    51,100  Hindustan Lever Ltd.                          196,825
                                                   --------------
            INFORMATION TECHNOLOGY SERVICES
     2,100  Infosys Technologies Ltd.                     219,657
     9,400  Satyam Computer Service Ltd.                   63,475
     1,000  Wipro Ltd.                                     29,636
                                                   --------------
                                                          312,768
                                                   --------------
            MOTOR VEHICLES
     2,800  Bajaj Auto Ltd                                 56,534
     7,600  Hero Honda Motors Ltd.                         59,259
                                                   --------------
                                                          115,793
                                                   --------------
            OIL REFINING/MARKETING
     7,600  Hindustan Petroleum Corp., Ltd.                55,193
    34,900  Reliance Industries Ltd.                      374,407
                                                   --------------
                                                          429,600
                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            PHARMACEUTICALS: OTHER
     4,400  Dr. Reddy's Laboratories Ltd.          $      116,013
     6,000  Ranbaxy Laboratories Ltd.                     130,132
                                                   --------------
                                                          246,145
                                                   --------------
            REGIONAL BANKS
     4,100  HDFC Bank Ltd.                                 28,613
    19,300  ICICI Bank Ltd.                               105,633
                                                   --------------
                                                          134,246
                                                   --------------
            STEEL
    14,400  Tata Iron & Steel Co., Ltd.                   113,869
                                                   --------------
            TOBACCO
     5,800  ITC Ltd.                                      111,151
                                                   --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
    24,700  Larsen & Toubro Ltd.                          221,635
     8,400  Tata Motors Ltd.                               69,398
                                                   --------------
                                                          291,033
                                                   --------------
            TOTAL INDIA                                 2,231,554
                                                   --------------
            IRELAND (0.1%)
            CONSTRUCTION MATERIALS
    15,492  CRH PLC                                       277,312
                                                   --------------
            FINANCIAL CONGLOMERATES
     6,900  Irish Life & Permanent PLC                     96,207
                                                   --------------
            INDUSTRIAL CONGLOMERATES
     2,600  DCC PLC                                        34,748
                                                   --------------
            WHOLESALE DISTRIBUTORS
     5,600  Grafton Group PLC (Units)                      34,667
                                                   --------------
            TOTAL IRELAND                                 442,934
                                                   --------------
            ITALY (1.8%)
            AEROSPACE & DEFENSE
   157,323  Finmeccanica SpA                              111,589
                                                   --------------
            APPAREL/FOOTWEAR
     2,647  Benetton Group SpA                             31,333
                                                   --------------
            BROADCASTING
    13,164  Mediaset SpA                                  132,367
                                                   --------------
            CONSTRUCTION MATERIALS
     3,035  Italcementi SpA                        $       36,347
                                                   --------------
            ELECTRIC UTILITIES
    33,862  Enel SpA                                      210,798
                                                   --------------
            FINANCIAL CONGLOMERATES
     5,001  Banca Fideuram SpA                             31,248
    98,106  Pirelli & Co. SpA                              75,717
                                                   --------------
                                                          106,965
                                                   --------------
            INTEGRATED OIL
    64,758  ENI SpA                                     1,023,564
                                                   --------------
            LIFE/HEALTH INSURANCE
    11,241  Alleanza Assicurazioni SpA                    111,990
    15,926  Assicurazioni Generali                        364,874
     3,759  Mediolanum SpA                                 26,141
                                                   --------------
                                                          503,005
                                                   --------------
            MAJOR BANKS
   262,093  Banca Intesa SpA                              879,477
    12,467  Banca Intesa SpA - RNC                         31,159
     9,243  Banca Monte dei Paschi di Siena SpA            27,433
    19,007  Banca Nazionale del Lavoro SpA*                43,106
   101,988  Sanpaolo IMI SpA                            1,142,340
   342,401  UniCredito Italiano SpA                     1,679,855
                                                   --------------
                                                        3,803,370
                                                   --------------
            MAJOR TELECOMMUNICATIONS
   184,953  Telecom Italia SpA*                           480,450
    14,798  Telecom Italia SpA - RNC*                      25,547
                                                   --------------
                                                          505,997
                                                   --------------
            MEDICAL SPECIALTIES
     7,159  Snia SpA                                       14,911
                                                   --------------
            MOTOR VEHICLES
     2,589  Fiat SpA*                                      20,191
                                                   --------------
            MULTI-LINE INSURANCE
     5,129  Riunione Adriatica di Sicurta SpA              79,763
                                                   --------------
            REGIONAL BANKS
     3,564  Banca Popolare di Milano                       18,104

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
    27,625  Banco Popolare di Verona
             e Novara Scrl                         $      425,133
     7,836  Mediobanca SpA                                 78,430
                                                   --------------
                                                          521,667
                                                   --------------
            RESTAURANTS
     3,435  Autogrill SpA*                                 43,284
                                                   --------------
            SPECIALTY TELECOMMUNICATIONS
     1,269  Tiscali SpA*                                    8,399
                                                   --------------
            WIRELESS TELECOMMUNICATIONS
   134,142  Telecom Italia Mobile SpA (T.I.M.)            616,206
                                                   --------------
            TOTAL ITALY                                 7,769,756
                                                   --------------
            JAPAN (28.3%)
            ADVERTISING/MARKETING SERVICES
     3,800  Asatsu - DK Inc.                               90,674
                                                   --------------
            AGRICULTURAL COMMODITIES/MILLING
    11,000  Nisshin Seifun Group Inc.                      90,092
                                                   --------------
            AIR FREIGHT/COURIERS
    76,000  Nippon Express Co., Ltd.                      342,660
    28,000  Yamato Transport Co., Ltd.                    371,857
                                                   --------------
                                                          714,517
                                                   --------------
            AIRLINES
    83,000  Japan Airlines System Corp.                   238,415
                                                   --------------
            APPAREL/FOOTWEAR
    16,000  Onward Kashiyama Co., Ltd.                    179,475
     6,000  Wacoal Corp.                                   49,577
                                                   --------------
                                                          229,052
                                                   --------------
            APPAREL/FOOTWEAR RETAIL
       400  Fast Retailing Co., Ltd.                       24,289
     1,200  Shimamura Co., Ltd.                            83,338
     3,000  World Co., Ltd.                                81,265
                                                   --------------
                                                          188,892
                                                   --------------
            AUTO PARTS: O.E.M.
    58,450  Denso Corporation                           1,107,792
    26,000  NGK Spark Plug Co., Ltd.                      217,907
     2,000  Sanden Corp.                                   10,726
     3,000  Stanley Electric Co., Ltd.             $       63,812
       900  Toyoda Gosei Co., Ltd.                         26,589
     7,250  Toyota Industries Corp.                       133,783
                                                   --------------
                                                        1,560,609
                                                   --------------
            AUTOMOTIVE AFTERMARKET
    63,000  Bridgestone Corp.                             824,652
                                                   --------------
            BEVERAGES: ALCOHOLIC
    32,600  Asahi Breweries, Ltd.                         272,037
    93,000  Kirin Brewery Co., Ltd.                       743,087
     9,000  Takara Holdings Inc.                           70,685
                                                   --------------
                                                        1,085,809
                                                   --------------
            BROADCASTING
        19  Fuji Television Network, Inc.                 101,036
     8,600  Tokyo Broadcasting System, Inc.               137,666
                                                   --------------
                                                          238,702
                                                   --------------
            BUILDING PRODUCTS
    28,000  Nippon Sheet Glass Company, Ltd.               86,029
    16,000  Tostem Inax Holding Corp.                     284,920
    47,000  Toto Ltd.                                     390,919
                                                   --------------
                                                          761,868
                                                   --------------
            CHEMICALS: AGRICULTURAL
    14,000  Nissan Chemical Industries, Ltd.              121,916
                                                   --------------
            CHEMICALS: MAJOR DIVERSIFIED
   105,000  Asahi Kasei Corp.                             500,136
    23,000  Ishihara Sangyo Kaisha, Ltd.*                  47,250
   147,000  Mitsubishi Chemical Corp.                     384,838
                                                   --------------
                                                          932,224
                                                   --------------
            CHEMICALS: SPECIALTY
    13,000  Daicel Chemical Industries, Ltd.               55,068
    62,000  Dainippon Ink & Chemicals, Inc.               123,425
    40,000  Denki Kagaku Kogyo Kabushiki Kaisha           121,444
    13,000  JSR Corp.                                     275,339

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
    24,000  Kaneka Corp.                           $      186,965
    33,000  Kuraray Co., Ltd.                             248,377
    48,000  Mitsubishi Rayon Co., Ltd.                    178,020
    45,000  Mitsui Chemicals, Inc.                        262,613
    29,197  Shin-Etsu Chemical Co., Ltd.                1,085,499
     8,000  Showa Denko K.K.*                              15,490
    14,000  Sumitomo Bakelite Co., Ltd.                    85,901
   117,000  Sumitomo Chemical Co., Ltd.                   436,051
    46,000  Tosoh Corp.                                   128,370
                                                   --------------
                                                        3,202,562
                                                   --------------
            COMMERCIAL PRINTING/FORMS
    40,000  Dai Nippon Printing Co., Ltd.                 617,398
    37,000  Toppan Printing Co., Ltd.                     339,024
                                                   --------------
                                                          956,422
                                                   --------------
            COMPUTER PROCESSING HARDWARE
   118,000  Fujitsu Ltd.*                                 739,042
                                                   --------------
            CONSTRUCTION MATERIALS
     6,000  Taiheyo Cement Corp.                           14,835
                                                   --------------
            CONTAINERS/PACKAGING
    20,000  Toyo Seikan Kaisha, Ltd.                      233,615
                                                   --------------
            DEPARTMENT STORES
     6,000  Hankyu Department Stores, Inc.                 43,905
     8,600  Isetan Co., Ltd.                               88,963
    17,800  Marui Co., Ltd.                               225,878
    12,000  Takashimaya Co., Ltd.                          87,483
                                                   --------------
                                                          446,229
                                                   --------------
            ELECTRIC UTILITIES
    16,400  Chubu Electric Power Co.                      328,716
    84,100  Kansai Electric Power Co., Inc.             1,452,504
    11,200  Kyushu Electric Power Co., Inc.               184,885
    40,600  Tohoku Electric Power Co., Inc.               657,660
   119,700  Tokyo Electric Power Co., Inc. (The)        2,551,554
                                                   --------------
                                                        5,175,319
                                                   --------------
            ELECTRICAL PRODUCTS
    16,000  Fujikura Ltd.                          $       96,137
    56,000  Furukawa Electric Co., Ltd.                   211,763
     2,700  Mabuchi Motor Co., Ltd.                       205,672
    13,000  Matsushita Electric Works, Ltd.                97,609
    37,000  NGK Insulators, Ltd.                          252,586
     2,700  Nidec Corp.                                   261,385
    49,000  Sumitomo Electric Industries, Ltd.            420,916
     1,000  Ushio Inc.                                     17,044
                                                   --------------
                                                        1,563,112
                                                   --------------
            ELECTRONIC COMPONENTS
    12,000  Alps Electric Co. Ltd.                        201,036
    24,000  Citizen Watch Co., Ltd.                       196,564
     2,300  Hirose Electric Co., Ltd.                     282,456
     8,300  Hoya Corp.                                    750,704
    16,900  Murata Manufacturing Co., Ltd.                960,140
     9,000  Taiyo Yuden Co., Ltd.                         130,079
     7,700  TDK Corp.                                     503,954
                                                   --------------
                                                        3,024,933
                                                   --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
    61,000  Canon, Inc.                                 2,949,914
    40,000  Casio Computer Co., Ltd.                      355,968
     2,400  Keyence Corp.                                 527,516
    16,000  Konica Minolta Holdings, Inc.                 210,163
    13,000  Kyocera Corp.                                 782,293
   178,000  Matsushita Electric Industrial
             Co., Ltd.                                  2,344,532
   178,000  Mitsubishi Electric Corp.                     794,455
   107,000  NEC Corp.                                     944,432
    51,000  OKI Electric Industry Co., Ltd.*              225,770
    18,200  Omron Corp.                                   398,709
    46,000  Ricoh Co., Ltd.                               871,830
   158,000  Sanyo Electric Co. Ltd.                       723,861
   203,000  Toshiba Corp.                                 813,771

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
     5,000  Yokogawa Electric Corp.                $       58,404
                                                   --------------
                                                       12,001,618
                                                   --------------
            ELECTRONIC PRODUCTION EQUIPMENT
     6,600  Advantest Corp.                               491,355
    19,000  Nikon Corporation*                            288,256
    10,300  Tokyo Electron Ltd.                           737,787
                                                   --------------
                                                        1,517,398
                                                   --------------
            ELECTRONICS/APPLIANCE STORES
       600  Yamada Denki Co., Ltd.                         19,089
                                                   --------------
            ELECTRONICS/APPLIANCES
    30,000  Fuji Photo Film Co., Ltd.                     883,556
    14,854  Pioneer Corp.                                 369,966
    86,000  Sharp Corp.                                 1,353,204
    68,296  Sony Corp.                                  2,377,726
                                                   --------------
                                                        4,984,452
                                                   --------------
            ENGINEERING & CONSTRUCTION
    15,000  JGC Corp.                                     128,852
   101,000  Kajima Corp.                                  378,257
    51,000  Obayashi Corp.                                232,261
    77,000  Shimizu Corporation                           297,473
     8,000  Taisei Corp.                                   27,779
                                                   --------------
                                                        1,064,622
                                                   --------------
            FINANCE/RENTAL/LEASING
     9,130  Acom Co., Ltd.                                408,323
     1,350  Aiful Corp.                                    85,288
     8,000  Credit Saison Co., Ltd.                       167,258
     6,300  Orix Corp.                                    529,725
     8,700  Promise Co., Ltd.                             390,674
     9,670  Takefuji Corp.                                572,236
                                                   --------------
                                                        2,153,504
                                                   --------------
            FOOD RETAIL
    14,000  Aeon Co., Ltd.                                461,958
    12,000  Ito-Yokado Co., Ltd.                          440,687
       300  Lawson, Inc.                                   11,454
    10,000  Seven - Eleven Japan Co., Ltd.                316,335
                                                   --------------
                                                        1,230,434
                                                   --------------
            FOOD: MEAT/FISH/DAIRY
    20,000  Nippon Meat Packers, Inc.              $      199,436
     6,000  Yakult Honsha Co., Ltd.                        93,264
                                                   --------------
                                                          292,700
                                                   --------------
            FOOD: SPECIALTY/CANDY
    47,000  Ajinomoto Co., Inc.                           474,230
       900  House Foods Corp.                               9,735
    11,000  Kikkoman Corp.                                 71,594
    15,000  Meiji Seika Kaisha Ltd.                        57,813
     5,400  Nissin Food Products Co., Ltd.                123,943
     9,000  Yamazaki Baking Co., Ltd.                      66,594
                                                   --------------
                                                          803,909
                                                   --------------
            GAS DISTRIBUTORS
   161,000  Osaka Gas Co., Ltd.                           444,905
   223,000  Tokyo Gas Co., Ltd.                           764,212
                                                   --------------
                                                        1,209,117
                                                   --------------
            HOME BUILDING
    11,000  Daito Trust Construction Co., Ltd.            339,969
    55,000  Daiwa House Industry Co., Ltd.                592,946
    28,000  Sekisui Chemical Co., Ltd.                    137,697
    62,000  Sekisui House, Ltd.                           608,108
                                                   --------------
                                                        1,678,720
                                                   --------------
            HOUSEHOLD/PERSONAL CARE
    36,000  Kao Corp.                                     739,569
    32,000  Shiseido Company, Ltd.                        335,679
     3,600  Uni-Charm Corp.                               167,876
                                                   --------------
                                                        1,243,124
                                                   --------------
            INDUSTRIAL CONGLOMERATES
   214,000  Hitachi, Ltd.                               1,256,649
    66,000  Kawasaki Heavy Industries, Ltd.                83,392
                                                   --------------
                                                        1,340,041
                                                   --------------
            INDUSTRIAL MACHINERY
    24,000  Amada Co., Ltd.                               103,627
    12,000  Daikin Industries Ltd.                        255,795
    16,300  Fanuc Ltd.                                    979,393

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
    90,000  Ishikawajima-Harima Heavy
             Industries Co., Ltd.                  $      122,716
   307,000  Mitsubishi Heavy Industries, Ltd.             842,778
     5,600  SMC Corporation                               673,466
     1,900  THK Co., Ltd.                                  38,515
                                                   --------------
                                                        3,016,290
                                                   --------------
            INDUSTRIAL SPECIALTIES
   102,000  Asahi Glass Company, Ltd.                     804,800
    14,800  Nitto Denko Corp.                             776,257
                                                   --------------
                                                        1,581,057
                                                   --------------
            INFORMATION TECHNOLOGY SERVICES
     5,000  CSK Corp.                                     189,074
        95  NTT Data Corp.                                420,553
    15,600  Softbank Corp.                                801,200
                                                   --------------
                                                        1,410,827
                                                   --------------
            INVESTMENT BANKS/BROKERS
   233,000  Daiwa Securities Group Inc.                 1,702,863
    82,000  Nikko Cordial Corp.                           442,014
   175,000  Nomura Holdings, Inc.                       3,003,363
                                                   --------------
                                                        5,148,240
                                                   --------------
            MAJOR BANKS
   209,000  Bank of Yokohama Ltd. (The)                   902,418
    56,000  Chiba Bank, Ltd. (The)                        240,778
       364  Mitsubishi Tokyo Financial Group, Inc.      2,613,944
   141,043  Mitsui Trust Holdings, Inc.*                  750,024
   734,000  Resona Holdings, Inc.*                      1,074,211
    66,000  Shizuoka Bank, Ltd. (The)                     465,558
   141,000  Sumitomo Trust & Banking
             Co., Ltd. (The)                              786,965
       397  UFJ Holdings, Inc.*                         1,696,119
                                                   --------------
                                                        8,530,017
                                                   --------------
            MAJOR TELECOMMUNICATIONS
       641  Nippon Telegraph & Telephone
             Corp. (NTT)                                2,860,931
                                                   --------------
            MARINE SHIPPING
     3,000  Kamigumi Co. Ltd.                      $       19,526
     5,000  Kawasaki Kisen Kaisha, Ltd.                    20,044
     8,000  Mitsui O.S.K. Lines, Ltd.                      32,506
    86,000  Nippon Yusen Kabushiki Kaisha                 365,858
                                                   --------------
                                                          437,934
                                                   --------------
            MEDICAL SPECIALTIES
    13,000  Olympus Corp.                                 284,792
    18,800  Terumo Corp.                                  357,168
                                                   --------------
                                                          641,960
                                                   --------------
            METAL FABRICATIONS
    24,000  Minebea Co., Ltd.                             136,569
    55,000  Mitsui Mining & Smelting Co., Ltd.            219,980
    62,000  NSK Ltd.                                      255,304
    36,000  NTN Corp.                                     187,510
                                                   --------------
                                                          799,363
                                                   --------------
            MISCELLANEOUS COMMERCIAL SERVICES
       230  Bellsystem 24, Inc.                            52,268
    13,000  Secom Co., Ltd.                               508,136
                                                   --------------
                                                          560,404
                                                   --------------
            MISCELLANEOUS MANUFACTURING
    28,000  Ebara Corp.                                   112,244
     6,600  Kurita Water Industries Ltd.                   80,033
    12,000  Takuma Co., Ltd.                               61,740
                                                   --------------
                                                          254,017
                                                   --------------
            MOTOR VEHICLES
    75,604  Honda Motor Co., Ltd.                       2,982,650
   228,400  Nissan Motor Co., Ltd.                      2,557,847
   247,300  Toyota Motor Corp.                          7,036,169
     2,000  Yamaha Motor Co., Ltd.                         22,671
                                                   --------------
                                                       12,599,337
                                                   --------------
            MOVIES/ENTERTAINMENT
       600  Namco Ltd.                                     16,526
     3,700  Oriental Land Co. Ltd.                        203,145

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
     7,100  TOHO Co., Ltd.                         $       87,387
                                                   --------------
                                                          307,058
                                                   --------------
            OFFICE EQUIPMENT/SUPPLIES
     5,400  Kokuyo Co., Ltd.                               56,106
                                                   --------------
            OIL & GAS PRODUCTION
    13,000  Teikoku Oil Co., Ltd.                          59,795
                                                   --------------
            OIL REFINING/MARKETING
   155,000  Nippon Oil Corp.                              765,067
    18,000  Showa Shell Sekiyu K.K.                       144,478
     9,000  TonenGeneral Sekiyu K.K.                       73,466
                                                   --------------
                                                          983,011
                                                   --------------
            OTHER CONSUMER SERVICES
     5,600  Benesse Corporation                           137,442
                                                   --------------
            OTHER METALS/MINERALS
    23,000  Dowa Mining Co., Ltd.                         124,189
    34,500  Nippon Mining Holdings, Inc.                  126,070
    42,000  Sumitomo Metal Mining Co., Ltd.               287,865
                                                   --------------
                                                          538,124
                                                   --------------
            OTHER TRANSPORTATION
     6,000  Mitsubishi Logistics Corp.                     52,195
                                                   --------------
            PACKAGED SOFTWARE
     3,400  Oracle Corp.                                  199,346
     3,200  Trend Micro Inc.*                              88,137
                                                   --------------
                                                          287,483
                                                   --------------
            PERSONNEL SERVICES
     2,300  Meitec Corp.                                   82,165
                                                   --------------
            PHARMACEUTICALS: MAJOR
    53,400  Sankyo Co., Ltd.                              854,322
    89,600  Takeda Chemical Industries, Ltd.            3,168,294
                                                   --------------
                                                        4,022,616
                                                   --------------
            PHARMACEUTICALS: OTHER
    32,600  Chugai Pharmaceutical Co., Ltd.               464,063
    24,100  Daiichi Pharmaceutical Co., Ltd.              368,039
    25,300  Eisai Co., Ltd.                               593,346
    15,400  Fujisawa Pharmaceutical
             Co., Ltd. (Japan)                     $      317,771
     2,000  Kaken Pharmaceutical Co., Ltd.                 10,072
    35,000  Kyowa Hakko Kogyo Co., Ltd                    206,163
    32,000  Shionogi & Co., Ltd.                          536,679
    35,000  Taisho Pharmaceutical Co., Ltd.               603,536
    29,600  Yamanouchi Pharmaceutical Co., Ltd.           742,623
                                                   --------------
                                                        3,842,292
                                                   --------------
            PROPERTY - CASUALTY INSURERS
       114  Millea Holdings, Inc.                       1,357,513
   208,000  Mitsui Sumitomo Insurance Co., Ltd.         1,713,008
    75,000  Sompo Japan Insurance Inc.                    620,398
                                                   --------------
                                                        3,690,919
                                                   --------------
            PULP & PAPER
        72  Nippon Unipac Holding                         339,024
    98,000  Oji Paper Co. Ltd.                            521,134
                                                   --------------
                                                          860,158
                                                   --------------
            RAILROADS
       135  Central Japan Railway Co.                   1,180,529
       309  East Japan Railway Co.                      1,398,800
    34,000  Keihin Electric Express
             Railway Co., Ltd.                            198,727
    16,000  Keio Electric Railway
             Co., Ltd.                                     84,501
   142,000  Kinki Nippon Railway Co., Ltd.*               427,252
    86,000  Tobu Railway Co., Ltd.                        300,973
    99,000  Tokyu Corp.                                   490,455
        29  West Japan Railway Co.                        107,817
                                                   --------------
                                                        4,189,054
                                                   --------------
            REAL ESTATE DEVELOPMENT
    86,000  Mitsubishi Estate Co., Ltd.                   823,961
    57,000  Mitsui Fudosan Co., Ltd.                      530,052

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
     3,000  Sumitomo Realty &
             Development Co., Ltd.                 $       27,816
                                                   --------------
                                                        1,381,829
                                                   --------------
            RECREATIONAL PRODUCTS
     8,600  Konami Corp.                                  261,885
     9,900  Nintendo Co., Ltd.                            764,031
     9,400  Shimano, Inc.                                 179,438
    12,400  Yamaha Corp.                                  249,668
                                                   --------------
                                                        1,455,022
                                                   --------------
            REGIONAL BANKS
    70,000  Bank of Fukuoka, Ltd. (The)                   292,064
                                                   --------------
            RESTAURANTS
    12,800  Skylark Co., Ltd.                             210,715
                                                   --------------
            SEMICONDUCTORS
     7,300  Rohm Co., Ltd.                                983,420
                                                   --------------
            SPECIALTY STORES
     1,000  UNY Co., Ltd.                                  10,399
                                                   --------------
            STEEL
    42,400  JFE Holdings, Inc.                          1,083,029
   548,000  Nippon Steel Corp.                          1,125,789
    27,000  Sumitomo Metal Industries, Ltd.                25,034
                                                   --------------
                                                        2,233,852
                                                   --------------
            TEXTILES
    12,000  Nisshinbo Industries, Inc.                     59,885
    72,000  Teijin Ltd.                                   213,362
   107,000  Toray Industries, Inc.                        444,496
                                                   --------------
                                                          717,743
                                                   --------------
            TOBACCO
        48  Japan Tobacco, Inc.                           320,262
                                                   --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
    98,000  Komatsu Ltd.                                  530,043
    98,000  Kubota Corp.                                  352,768
                                                   --------------
                                                          882,811
                                                   --------------
            WHOLESALE DISTRIBUTORS
   107,000  Itochu Corp.                                  360,849
   112,000  Marubeni Corporation                          201,582
    74,000  Mitsubishi Corp.                       $      767,512
    11,000  Mitsui & Co., Ltd.                             79,993
    70,000  Sumitomo Corporation                          485,501
                                                   --------------
                                                        1,895,437
                                                   --------------
            WIRELESS TELECOMMUNICATIONS
       648  NTT DoCoMo, Inc.                            1,401,909
                                                   --------------
            TOTAL JAPAN                               120,706,477
                                                   --------------
            LUXEMBOURG (0.1%)
            STEEL
    26,498  Arcelor                                       376,208
                                                   --------------
            NETHERLANDS (5.6%)
            AEROSPACE & DEFENSE
    20,862  European Aeronautic Defense
             and Space Co.*                               422,440
                                                   --------------
            AIR FREIGHT/COURIERS
    42,311  TPG NV                                        908,172
                                                   --------------
            BEVERAGES: ALCOHOLIC
    33,353  Heineken NV                                 1,184,798
                                                   --------------
            CHEMICALS: SPECIALTY
     3,384  DSM NV                                        154,432
                                                   --------------
            CONSTRUCTION MATERIALS
    24,986  James Hardie Industries NV                    126,605
                                                   --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
     1,555  OCE NV                                         20,548
                                                   --------------
            ELECTRONIC PRODUCTION EQUIPMENT
    34,317  ASML Holding NV*                              592,843
                                                   --------------
            FINANCIAL CONGLOMERATES
    85,595  ING Groep NV (Share Certificates)           1,768,890
                                                   --------------
            FOOD: MAJOR DIVERSIFIED
    40,574  Unilever NV (Share Certificates)            2,346,000
                                                   --------------
            INDUSTRIAL CONGLOMERATES
    91,335  Koninklijke (Royal) Philips
             Electronics NV                             2,450,806
                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            INDUSTRIAL SPECIALTIES
    19,074  Akzo Nobel NV                          $      600,318
                                                   --------------
            INTEGRATED OIL
   161,781  Royal Dutch Petroleum Co.                   7,145,302
                                                   --------------
            INVESTMENT BANKS/BROKERS
     6,787  Euronext NV                                   165,311
                                                   --------------
            LIFE/HEALTH INSURANCE
   115,287  Aegon NV                                    1,504,736
                                                   --------------
            MAJOR BANKS
    99,201  ABN AMRO Holding NV                         2,071,878
                                                   --------------
            MAJOR TELECOMMUNICATIONS
    91,423  Koninklijke (Royal) KPN NV*                   691,838
                                                   --------------
            PERSONNEL SERVICES
    13,701  Vedior NV                                     196,582
                                                   --------------
            PUBLISHING: BOOKS/MAGAZINES
    28,536  Reed Elsevier NV                              316,322
    13,681  Wolters Kluwer NV                             191,388
                                                   --------------
                                                          507,710
                                                   --------------
            SEMICONDUCTORS
    44,662  STMicroelectronics NV                       1,183,435
                                                   --------------
            WHOLESALE DISTRIBUTORS
     8,060  Hagemeyer NV                                   23,222
                                                   --------------
            TOTAL NETHERLANDS                          24,065,866
                                                   --------------
            NEW ZEALAND (0.0%)
            FOREST PRODUCTS
    62,696  Carter Holt Harvey Ltd.                        70,320
                                                   --------------
            MAJOR TELECOMMUNICATIONS
    22,779  Telecom Corporation of
             New Zealand Ltd.                              67,573
                                                   --------------
            TOTAL NEW ZEALAND                             137,893
                                                   --------------
            NORWAY (0.3%)
            FOOD: SPECIALTY/CANDY
    11,900  Orkla ASA                                     247,878
                                                   --------------
            INDUSTRIAL CONGLOMERATES
    10,967  Norsk Hydro ASA                               613,293
                                                   --------------
            INTEGRATED OIL
     4,200  Statoil ASA                            $       39,244
                                                   --------------
            MISCELLANEOUS MANUFACTURING
     8,315  Tomra Systems ASA                              47,550
                                                   --------------
            PULP & PAPER
     8,600  Norske Skogindustrier ASA                     162,524
                                                   --------------
            REGIONAL BANKS
    21,400  DnB Holding ASA                               124,183
       557  Gjensidige NOR ASA                             22,696
                                                   --------------
                                                          146,879
                                                   --------------
            TELECOMMUNICATION EQUIPMENT
     5,800  Tandberg ASA*                                  40,584
                                                   --------------
            TOTAL NORWAY                                1,297,952
                                                   --------------
            RUSSIA (1.0%)
            ELECTRIC UTILITIES
    30,000  AO Mosenergo (Sponsored ADR)                  206,250
    49,000  RAO Unified Energy Systems
             (Sponsored ADR)                            1,249,500
                                                   --------------
                                                        1,455,750
                                                   --------------
            INTEGRATED OIL
     9,500  Lukoil (Sponsored ADR)                        775,437
    10,616  YUKOS (ADR)                                   497,625
                                                   --------------
                                                        1,273,062
                                                   --------------
            OIL & GAS PIPELINES
     5,800  OAO Gazprom (Sponsored ADR)
             (Registered Shares)                          139,200
                                                   --------------
            OIL & GAS PRODUCTION
    25,400  Surgutneftegaz (ADR)                          638,175
                                                   --------------
            OTHER METALS/MINERALS
    13,100  JSC MMC Norilsk Nickel (ADR)                  681,200
                                                   --------------
            SPECIALTY TELECOMMUNICATIONS
     8,110  Rostelecom (Sponsored ADR)                     92,454
                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            WIRELESS TELECOMMUNICATIONS
     1,900  AO VimpelCom (Sponsored ADR)*          $      123,690
                                                   --------------
            TOTAL RUSSIA                                4,403,531
                                                   --------------
            SINGAPORE (1.8%)
            AEROSPACE & DEFENSE
   291,000  Singapore Technologies
             Engineering Ltd.                             322,776
                                                   --------------
            AIRLINES
   117,000  Singapore Airlines Ltd.                       813,621
                                                   --------------
            BEVERAGES: ALCOHOLIC
    29,880  Fraser & Neave Ltd.                           211,221
                                                   --------------
            ELECTRONIC COMPONENTS
    16,000  Venture Corp., Ltd.                           173,793
                                                   --------------
            FINANCIAL CONGLOMERATES
    91,000  Keppel Corp., Ltd.                            311,178
                                                   --------------
            HOTELS/RESORTS/CRUISELINES
    15,000  Overseas Union Enterprise Ltd.                 60,345
    84,000  United Overseas Land, Ltd.                     92,690
                                                   --------------
                                                          153,035
                                                   --------------
            MAJOR BANKS
   154,115  DBS Group Holdings Ltd.                     1,266,577
                                                   --------------
            MAJOR TELECOMMUNICATIONS
   819,100  Singapore Telecommunications Ltd.             809,685
                                                   --------------
            MISCELLANEOUS MANUFACTURING
     6,099  Haw Par Corp., Ltd.                            15,353
                                                   --------------
            PUBLISHING: NEWSPAPERS
    49,000  Singapore Press Holdings Ltd.                 554,770
                                                   --------------
            REAL ESTATE DEVELOPMENT
   190,750  Capitaland Ltd.                               178,691
    94,000  City Developments Ltd.                        326,839
                                                   --------------
                                                          505,530
                                                   --------------
            REGIONAL BANKS
   147,950  Oversea - Chinese Banking Corp., Ltd.  $    1,028,848
                                                   --------------
   151,104  United Overseas Bank, Ltd.                  1,181,043
                                                   --------------
                                                        2,209,891
                                                   --------------
            SEMICONDUCTORS
    40,000  Chartered Semiconductor
             Manufacturing Ltd.*                           39,310
                                                   --------------
            SPECIALTY STORES
    20,024  Cycle & Carriage Ltd.                          69,048
                                                   --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
   173,000  SembCorp Industries Ltd.                      131,241
                                                   --------------
            TOTAL SINGAPORE                             7,587,029
                                                   --------------
            SPAIN (2.5%)
            AIRLINES
    89,431  Iberia Lineas Aereas de Espana S.A.           217,309
                                                   --------------
            BROADCASTING
       613  Antena 3 Television, S.A.*                     19,920
                                                   --------------
            ELECTRIC UTILITIES
    40,013  Endesa S.A.                                   631,982
    34,626  Iberdrola S.A.                                574,943
     8,933  Union Fenosa, S.A.                            143,676
                                                   --------------
                                                        1,350,601
                                                   --------------
            ENGINEERING & CONSTRUCTION
     3,898  Acciona S.A.                                  203,643
     6,391  ACS, Actividades de Construccion y
             Servicios, S.A.                              267,848
     9,659  Fomento de Construcciones y
             Contratas S.A.                               313,611
    14,902  Grupo Dragados, S.A.                          302,961
    10,264  Grupo Ferrovial, S.A.                         291,686
                                                   --------------
                                                        1,379,749
                                                   --------------
            GAS DISTRIBUTORS
    76,001  Gas Natural SDG, S.A.                       1,453,661
                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            INFORMATION TECHNOLOGY SERVICES
     1,877  Indra Sistemas S.A.                    $       21,024
                                                   --------------

            MAJOR BANKS
    62,910  Banco Bilbao Vizcaya Argentaria, S.A.         718,468
    88,515  Banco Santander Central Hispano, S.A.         844,971
                                                   --------------
                                                        1,563,439
                                                   --------------
            MAJOR TELECOMMUNICATIONS
   181,100  Telefonica S.A. (Spain)*                    2,242,194
                                                   --------------
            MISCELLANEOUS COMMERCIAL SERVICES
    56,225  Amadeus Global Travel
             Distribution S.A. (A Shares)                 351,313
                                                   --------------
            OIL REFINING/MARKETING
    50,278  Repsol YPF, S.A.                              872,650
                                                   --------------
            OTHER TRANSPORTATION
    18,678  Abertis Infraestructuras, S.A.                250,703
                                                   --------------
            REAL ESTATE DEVELOPMENT
    10,272  Sacyr Vallehermoso S.A.                       136,210
                                                   --------------
            REGIONAL BANKS
     2,570  Banco Popular Espanol S.A.                    133,016
                                                   --------------
            STEEL
     2,960  Acerinox S.A.                                 128,267
                                                   --------------
            TOBACCO
    14,458  Altadis, S.A.                                 348,974
                                                   --------------
            WATER UTILITIES
     9,850  Sociedad General de Aguas
             de Barcelona, S.A.                           129,133
                                                   --------------
            TOTAL SPAIN                                10,598,163
                                                   --------------
            SWEDEN (2.8%)
            AIRLINES
     5,181  SAS AB                                         45,194
                                                   --------------
            APPAREL/FOOTWEAR RETAIL
    37,700  Hennes & Mauritz AB (B Shares)                794,538
                                                   --------------
            ELECTRONICS/APPLIANCES
    30,400  Electrolux AB (Series B)               $      619,397
                                                   --------------
            ENGINEERING & CONSTRUCTION
    58,930  Skanska AB (B Shares)*                        405,234
                                                   --------------
            HOUSEHOLD/PERSONAL CARE
    14,786  Svenska Cellulosa AB (B Shares)               554,513
                                                   --------------
            INDUSTRIAL MACHINERY
     1,600  Alfa Laval AB                                  20,986
    19,000  Assa Abloy AB (B Shares)                      186,303
    16,970  Atlas Copco AB (A Shares)                     592,117
     9,169  Atlas Copco AB (B Shares)                     297,740
    33,109  Sandvik AB                                    978,159
                                                   --------------
                                                        2,075,305
                                                   --------------
            INFORMATION TECHNOLOGY SERVICES
    28,200  WM-Data AB (B Shares)*                         54,584
                                                   --------------
            LIFE/HEALTH INSURANCE
    77,562  Skandia Forsakrings AB                        282,482
                                                   --------------
            MAJOR BANKS
    30,200  Skandinaviska Enskilda Banken AB              361,502
    53,000  Svenska Handelsbanken AB (A Shares)           928,013
                                                   --------------
                                                        1,289,515
                                                   --------------
            MAJOR TELECOMMUNICATIONS
     2,785  Tele2 AB (B Shares)*                          139,200
   115,848  TeliaSonera AB                                503,058
                                                   --------------
                                                          642,258
                                                   --------------
            METAL FABRICATIONS
    10,777  SKF AB (B Shares)                             378,776
                                                   --------------
            MISCELLANEOUS COMMERCIAL SERVICES
    43,200  Securitas AB (B Shares)                       528,117
                                                   --------------
            PULP & PAPER
     7,300  Holmen AB (B Shares)                          243,092
                                                   --------------
            REGIONAL BANKS
   172,184  Nordea AB                                   1,061,240
                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            STEEL
     8,400  SSAB Svenskt Stal AB (Series A)        $      121,944
                                                   --------------
            TELECOMMUNICATION EQUIPMENT
   886,298  Telefonaktiebolaget LM
             Ericsson (B Shares)*                       1,512,377
                                                   --------------
            TOBACCO
    25,600  Swedish Match AB                              207,009
                                                   --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
     8,190  Volvo AB (A Shares)                           218,496
    27,730  Volvo AB (B Shares)                           769,807
                                                   --------------
                                                          988,303
                                                   --------------
            TOTAL SWEDEN                               11,803,878
                                                   --------------
            SWITZERLAND (6.7%)
            BUILDING PRODUCTS
       110  Geberit AG                                     45,075
       226  Schindler Holding AG*                          50,514
                                                   --------------
                                                           95,589
                                                   --------------
            CHEMICALS: AGRICULTURAL
     6,923  Syngenta AG                                   369,051
                                                   --------------
            CHEMICALS: SPECIALTY
     4,518  Ciba Specialty Chemicals AG
             (Registered Shares)*                         297,396
     8,859  Clariant AG (Registered Shares)*              124,087
     2,550  Lonza Group AG (Registered Shares)            124,441
                                                   --------------
                                                          545,924
                                                   --------------
            COMPUTER PERIPHERALS
     1,718  Logitech International S.A.
             (Registered Shares)*                          68,479
                                                   --------------
            CONSTRUCTION MATERIALS
     9,650  Holcim Ltd. (Regular Shares)                  404,060
                                                   --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
       954  Kudelski S.A. - Bearer*                        27,649
                                                   --------------
            FINANCIAL CONGLOMERATES
    75,952  UBS AG (Registered Shares)             $    4,640,191
                                                   --------------
            FOOD: MAJOR DIVERSIFIED
    18,653  Nestle S.A. (Registered Shares)             4,085,816
                                                   --------------
            HOUSEHOLD/PERSONAL CARE
       699  Givaudan S.A. (Registered Shares)             313,514
                                                   --------------
            INDUSTRIAL CONGLOMERATES
    57,445  ABB Ltd.*                                     335,973
       118  Sulzer AG (Registered Shares)                  27,913
       700  Unaxis Holding AG (Registered Shares)          91,007
                                                   --------------
                                                          454,893
                                                   --------------
            MAJOR BANKS
    73,383  Credit Suisse Group                         2,572,396
                                                   --------------
            MAJOR TELECOMMUNICATIONS
     1,627  Swisscom AG (Registered Shares)               470,935
                                                   --------------
            MISCELLANEOUS COMMERCIAL SERVICES
       591  SGS Societe Generale de
             Surveillance Holding S.A.                    332,003
                                                   --------------
            MULTI-LINE INSURANCE
     7,642  Zurich Financial Services AG*                 973,612
                                                   --------------
            OTHER CONSUMER SPECIALTIES
     1,979  Swatch Group AG (B Shares)                    209,740
     2,208  Swatch Group AG (Registered Shares)            46,884
                                                   --------------
                                                          256,624
                                                   --------------
            PERSONNEL SERVICES
    13,524  Adecco S.A. (Registered Shares)               793,485
                                                   --------------
            PHARMACEUTICALS: MAJOR
   149,576  Novartis AG (Registered Shares)             5,672,343
    39,563  Roche Holding AG                            3,257,124

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
    12,159  Roche Holding AG - Bearer              $    1,508,325
                                                   --------------
                                                       10,437,792
                                                   --------------
            PROPERTY - CASUALTY INSURERS
    24,602  Swiss Re (Registered Shares)                1,540,604
                                                   --------------
            SPECIALTY STORES
       192  Valora Holding AG                              44,202
                                                   --------------
            TOTAL SWITZERLAND                          28,426,819
                                                   --------------
            THAILAND (1.0%)
            AGRICULTURAL COMMODITIES/MILLING
   626,472  Charoen Pokphand Foods PCL
             (Alien Shares)                                74,550
                                                   --------------
            BROADCASTING
    25,100  BEC World PCL (Alien Shares)                  151,855
                                                   --------------
            CONSTRUCTION MATERIALS
    28,000  Siam City Cement PCL (Alien Shares)           147,000
    47,994  The Siam Cement PCL                           242,370
    86,000  The Siam Cement PCL (Alien Shares)            485,900
                                                   --------------
                                                          875,270
                                                   --------------
            ELECTRIC UTILITIES
    48,576  Electricity Generating PCL                     75,293
                                                   --------------
            ELECTRONIC COMPONENTS
    88,700  Delta Electronics PCL (Alien Shares)           62,644
    10,956  Hana Microelectronics PCL
             (Alien Shares)                                27,390
                                                   --------------
                                                           90,034
                                                   --------------
            FINANCE/RENTAL/LEASING
   107,500  TISCO Finance PCL (Alien Shares)*              89,359
                                                   --------------
            FINANCIAL CONGLOMERATES
   179,200  National Finance PCL (Alien Shares)            73,472
                                                   --------------
            HOME BUILDING
   495,533  Land & Houses PCL                             149,899
   372,708  Land & Houses PCL (Alien Shares)       $      125,789
                                                   --------------
                                                          275,688
                                                   --------------
            MAJOR BANKS
   158,800  Kasikornbank PCL*                             167,732
   238,922  Kasikornbank PCL (Alien Shares)*              265,801
                                                   --------------
                                                          433,533
                                                   --------------
            OIL & GAS PRODUCTION
    29,239  PTT Exploration & Production PCL
             (Alien Shares)                               137,423
                                                   --------------
            OIL REFINING/MARKETING
   207,900  PTT PCL (Alien Shares)                        493,763
                                                   --------------
            REGIONAL BANKS
    98,600  Bangkok Bank PCL*                             211,990
   189,700  Bangkok Bank PCL (Alien Shares)*              443,424
   140,600  Siam Commercial Bank PCL (Alien
             Shares)*                                     144,994
    66,939  Siam Commercial Bank PCL (Conv Pfd)
             (Alien Shares)*                               69,868
                                                   --------------
                                                          870,276
                                                   --------------
            STEEL
   118,100  Sahaviriya Steel Industries PCL
             (Alien Shares)*                              114,409
                                                   --------------
            TELECOMMUNICATION EQUIPMENT
   323,300  Shin Corp. PCL (Alien Shares)                 187,514
                                                   --------------
            WIRELESS TELECOMMUNICATIONS
   249,400  Advanced Info Service PCL
             (Alien Shares)                               386,570
                                                   --------------
            TOTAL THAILAND                              4,329,009
                                                   --------------
            UNITED KINGDOM (19.6%)
            ADVERTISING/MARKETING SERVICES
    39,704  WPP Group PLC                                 377,479
                                                   --------------
            AEROSPACE & DEFENSE
   425,296  BAE Systems PLC                             1,317,803

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
     3,054  Cobham PLC                             $       60,915
   201,129  Rolls-Royce Group PLC                         646,197
                                                   --------------
                                                        2,024,915
                                                   --------------
            AIR FREIGHT/COURIERS
    20,746  Exel PLC                                      266,439
                                                   --------------
            AIRLINES
   137,518  British Airways PLC*                          484,319
                                                   --------------
            AUTO PARTS: O.E.M.
    48,219  GKN PLC                                       225,339
                                                   --------------
            BEVERAGES: ALCOHOLIC
   176,874  Diageo PLC                                  2,075,418
                                                   --------------
            BROADCASTING
   179,996  Granada PLC                                   357,342
                                                   --------------
            CABLE/SATELLITE TV
    78,165  British Sky Broadcasting Group PLC*           847,033
                                                   --------------
            CATALOG/SPECIALTY DISTRIBUTION
    83,739  GUS PLC                                     1,020,865
                                                   --------------
            CHEMICALS: MAJOR DIVERSIFIED
    78,933  Imperial Chemical Industries PLC              258,946
                                                   --------------
            CHEMICALS: SPECIALTY
    32,612  BOC Group PLC                                 443,682
                                                   --------------
            COMMERCIAL PRINTING/FORMS
    37,374  De La Rue PLC                                 177,505
                                                   --------------
            CONSTRUCTION MATERIALS
    26,707  BPB PLC                                       150,471
    48,516  Hanson PLC                                    335,161
    15,151  RMC Group PLC                                 157,770
                                                   --------------
                                                          643,402
                                                   --------------
            CONTAINERS/PACKAGING
    31,615  Rexam PLC                                     230,181
                                                   --------------
            DEPARTMENT STORES
   174,251  Marks & Spencer Group PLC*                    848,983
                                                   --------------
            DRUGSTORE CHAINS
    30,447  Boots Group PLC                               367,314
                                                   --------------
            ELECTRIC UTILITIES
   187,206  National Grid Transco PLC              $    1,192,627
    38,099  Scottish & Southern Energy PLC                395,764
    98,297  Scottish Power PLC                            582,528
                                                   --------------
                                                        2,170,919
                                                   --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
    92,350  Invensys PLC                                   46,910
                                                   --------------
            ELECTRONICS/APPLIANCE STORES
   130,322  Dixons Group PLC                              299,548
    18,193  Kesa Electricals PLC*                          75,162
                                                   --------------
                                                          374,710
                                                   --------------
            ENGINEERING & CONSTRUCTION
    18,285  AMEC PLC                                       78,794
    12,451  Balfour Beatty PLC                             40,372
                                                   --------------
                                                          119,166
                                                   --------------
            FINANCIAL CONGLOMERATES
   290,513  Lloyds TSB Group PLC                        2,013,087
                                                   --------------
            FINANCIAL PUBLISHING/SERVICES
    64,062  Reuters Group PLC                             278,496
                                                   --------------
            FOOD RETAIL
    71,241  Sainsbury (J.) PLC                            341,671
   273,933  Tesco PLC                                   1,095,783
                                                   --------------
                                                        1,437,454
                                                   --------------
            FOOD: MAJOR DIVERSIFIED
   149,281  Unilever PLC                                1,270,132
                                                   --------------
            FOOD: SPECIALTY/CANDY
    93,395  Cadbury Schweppes PLC                         597,360
                                                   --------------
            GAS DISTRIBUTORS
   123,089  Centrica PLC                                  384,524
                                                   --------------
            HOME BUILDING
     1,934  Taylor Woodrow PLC                              7,335
                                                   --------------
            HOME IMPROVEMENT CHAINS
    79,590  Kingfisher PLC                                380,702
                                                   --------------
            HOUSEHOLD/PERSONAL CARE
    55,004  Reckitt Benckiser PLC                       1,154,846
                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES
    26,786  Smiths Group PLC                       $      318,159
    25,395  Tomkins PLC                                   120,827
                                                   --------------
                                                          438,986
                                                   --------------
            INDUSTRIAL SPECIALTIES
    42,472  Pilkington PLC                                 62,565
                                                   --------------
            INFORMATION TECHNOLOGY SERVICES
    30,115  LogicaCMG PLC                                 156,541
    44,035  Misys PLC                                     223,680
                                                   --------------
                                                          380,221
                                                   --------------
            INTEGRATED OIL
   196,124  BG Group PLC                                  892,457
 1,318,661  BP PLC                                      9,131,975
   279,232  Shell Transport & Trading Co. PLC           1,739,888
                                                   --------------
                                                       11,764,320
                                                   --------------
            LIFE/HEALTH INSURANCE
    40,176  Friends Provident PLC                          93,366
    83,406  Prudential PLC                                645,742
                                                   --------------
                                                          739,108
                                                   --------------
            MAJOR BANKS
   362,148  Barclays PLC                                3,047,549
   194,919  HBOS PLC                                    2,262,403
   583,924  HSBC Holdings PLC                           8,749,996
   140,669  Royal Bank of Scotland Group PLC            3,760,874
                                                   --------------
                                                       17,820,822
                                                   --------------
            MAJOR TELECOMMUNICATIONS
   442,194  BT Group PLC                                1,388,881
                                                   --------------
            MARINE SHIPPING
    47,054  Peninsular & Oriental Steam
             Navigation Co. (The)                         220,293
                                                   --------------
            MEDICAL SPECIALTIES
    49,866  Amersham PLC                                  619,317
    32,198  Smith & Nephew PLC                            255,279
                                                   --------------
                                                          874,596
                                                   --------------
            MISCELLANEOUS COMMERCIAL SERVICES
    69,115  Brambles Industries PLC                $      208,891
     5,488  Davis Service Group PLC (The)                  35,218
   178,504  Hays PLC                                      368,736
   202,948  Rentokil Initial PLC                          767,157
    12,884  Securicor PLC                                  19,034
    51,166  Serco Group PLC                               154,105
                                                   --------------
                                                        1,553,141
                                                   --------------
            MISCELLANEOUS MANUFACTURING
    13,502  Fki PLC                                        26,405
    21,011  IMI PLC                                       123,092
    33,590  Kidde PLC                                      57,301
     2,840  Novar PLC                                       6,371
                                                   --------------
                                                          213,169
                                                   --------------
            MOVIES/ENTERTAINMENT
    33,399  Carlton Communications PLC                    122,151
    36,946  EMI Group PLC                                 109,475
                                                   --------------
                                                          231,626
                                                   --------------
            MULTI-LINE INSURANCE
    38,702  Aviva PLC                                     316,839
   276,056  Legal & General Group PLC                     486,115
    27,012  Royal & Sun Alliance Insurance
             Group PLC                                     40,134
                                                   --------------
                                                          843,088
                                                   --------------
            OTHER METALS/MINERALS
   157,512  BHP Billiton PLC                            1,234,151
    69,542  Rio Tinto PLC                               1,682,626
                                                   --------------
                                                        2,916,777
                                                   --------------
            OTHER TRANSPORTATION
    82,973  BAA PLC                                       654,683
                                                   --------------
            PACKAGED SOFTWARE
    83,904  Sage Group (The) PLC                          264,954
                                                   --------------
            PERSONNEL SERVICES
    74,241  Capita Group PLC                              310,805
                                                   --------------
            PHARMACEUTICALS: MAJOR
    88,017  AstraZeneca PLC                             4,125,161

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                VALUE
-----------------------------------------------------------------
   359,995  GlaxoSmithKline PLC                    $    7,692,439
                                                   --------------
                                                       11,817,600
                                                   --------------
            PRECIOUS METALS
    15,782  Johnson Matthey PLC                           262,411
                                                   --------------
            PUBLISHING: BOOKS/MAGAZINES
    25,987  Pearson PLC                                   268,407
    46,957  Reed Elsevier PLC                             364,145
                                                   --------------
                                                          632,552
                                                   --------------
            PULP & PAPER
    24,672  Bunzl PLC                                     192,163
                                                   --------------
            SEMICONDUCTORS
    88,301  ARM Holdings PLC*                             170,069
                                                   --------------
            TOBACCO
    76,751  British American Tobacco PLC                  925,928
    32,426  Imperial Tobacco Group PLC                    536,409
                                                   --------------
                                                        1,462,337
                                                   --------------
            WATER UTILITIES
    30,503  Kelda Group PLC                               229,445
    26,983  Severn Trent PLC                              323,468
                                                   --------------
                                                          552,913
                                                   --------------
            WHOLESALE DISTRIBUTORS
    14,860  Electrocomponents PLC                          87,560
    49,278  Wolseley PLC                                  602,627
                                                   --------------
                                                          690,187
                                                   --------------
            WIRELESS TELECOMMUNICATIONS
 3,107,612  Vodafone Group PLC                          6,511,488
                                                   --------------
            TOTAL UNITED KINGDOM                       83,854,558
                                                   --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                               VALUE
-----------------------------------------------------------------
            TOTAL COMMON AND PREFERRED STOCKS
             AND RIGHTS (COST $418,395,184)        $  419,936,710
                                                   --------------
            SHORT-TERM INVESTMENT (0.6%)
            REPURCHASE AGREEMENT
$    2,427  Joint repurchase agreement account
             1.05% due 11/03/03 (dated 10/31/03;
             proceeds $2,427,212) (a)
             (COST $2,427,000)                     $    2,427,000
                                                   --------------

TOTAL INVESTMENTS
 (COST $420,822,184) (b)(c)                  98.9%    422,363,710
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                  1.1       4,616,168
                                            -----  --------------
NET ASSETS                                  100.0% $  426,979,878
                                            =====  ==============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
     ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCK WITH ATTACHED WARRANTS.
      *   NON-INCOME PRODUCING SECURITY.
     ** COMPRISED OF SECURITIES IN SEPARATE ENTITIES THAT ARE TRADED AS A SINGLE STAPLED SECURITY.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $87,919,803 IN CONNECTION WITH FORWARD FOREIGN CURRENCY CONTRACTS AND OPEN FUTURES CONTRACTS.
     (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $433,618,361. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $45,295,284 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $56,549,935, RESULTING IN NET UNREALIZED DEPRECIATION OF $11,254,651.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2003:

  NUMBER OF      LONG/          DESCRIPTION, DELIVERY MONTH,           UNDERLYING FACE      UNREALIZED
  CONTRACTS      SHORT                    AND YEAR                     AMOUNT AT VALUE     APPRECIATION
---------------------------------------------------------------------------------------------------------
     15          Long     EURX DAX Index Future December/2003            $ 1,587,686        $  100,443
     16          Long     EURX IBEX 35 Index Future November/2003          1,320,853            11,663
     66          Long     EURX CAC40 10 EURO Future December/2003          2,584,313           127,022
                                                                                            ----------
       Total unrealized appreciation                                                        $  239,129
                                                                                            ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 2003:

                                                                                           UNREALIZED
    CONTRACTS                        IN EXCHANGE                    DELIVERY              APPRECIATION
   TO DELIVER                            FOR                          DATE               (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
GBP     3,431,518                 $      5,835,673                  11/03/03              $     25,427
$       5,377,085                 EUR    4,607,456                  11/03/03                   (45,798)
HKD        30,035                 $          3,867                  11/04/03                         1
EUR     3,586,664                 $      3,957,884                  12/11/03                  (187,344)
$       6,501,175                 EUR    5,890,880                  12/11/03                   307,111
EUR    49,509,778                 $     54,609,286                  12/11/03                (2,610,816)
$      22,294,818                 EUR   20,300,022                  12/11/03                 1,166,594
$      18,754,534                 EUR   17,020,333                  12/11/03                   916,432
$      13,978,869                 EUR   12,775,728                  12/11/03                   786,465
EUR    12,147,483                 $     13,472,480                  12/11/03                  (566,770)
$      17,338,565                 EUR   15,519,039                  12/11/03                   597,305
EUR     1,732,790                 $      1,933,635                  12/11/03                   (69,008)
                                                                                          ------------
      Net unrealized appreciation                                                         $    319,599
                                                                                          ============

CURRENCY ABBREVIATIONS:

GBP    British Pound.
EUR    Euro.
HKD    Hong Kong Dollar.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

SUMMARY OF INVESTMENTS - OCTOBER 31, 2003

                                                 PERCENT OF
INDUSTRY                            VALUE        NET ASSETS
-----------------------------------------------------------
Advertising/
 Marketing Services            $       468,153       0.1%
Aerospace & Defense                  3,313,524       0.8
Agricultural Commodities/
 Milling                               164,642       0.0
Air Freight/Couriers                 2,449,859       0.6
Airlines                             3,140,628       0.7
Aluminum                             1,046,225       0.2
Apparel/Footwear                     2,031,972       0.5
Apparel/Footwear Retail              1,429,436       0.3
Auto Parts: O.E.M.                   1,785,948       0.4
Automotive Aftermarket                 824,652       0.2
Beverages: Alcoholic                 5,104,494       1.2
Beverages: Non-Alcoholic               105,364       0.0
Biotechnology                          110,185       0.0
Broadcasting                         1,037,561       0.2
Building Products                    2,644,722       0.6
Cable/Satellite TV                     847,033       0.2
Casino/Gaming                          157,949       0.0
Catalog/
 Specialty Distribution              1,020,865       0.2
Chemicals: Agricultural                490,967       0.1
Chemicals: Major Diversified         4,096,591       1.0
Chemicals: Specialty                 6,312,539       1.5
Coal                                   231,859       0.1
Commercial Printing/Forms            1,133,927       0.3
Computer Peripherals                    68,479       0.0
Computer Processing
 Hardware                              739,042       0.2
Construction Materials               4,083,344       1.0
Containers/Packaging                   720,251       0.2
Department Stores                    1,670,227       0.4
Drugstore Chains                       367,314       0.1
Electric Utilities                  15,545,290       3.6
Electrical Products                  2,907,615       0.7
Electronic Components                3,300,871       0.8
Electronic Equipment/
 Instruments                        12,096,725       2.8
Electronic Production
 Equipment                           2,136,417       0.5
Electronics/Appliance Stores           393,799       0.1
Electronics/Appliances               5,603,849       1.3
Engineering & Construction     $     4,504,863       1.1%
Finance/Rental/Leasing               2,336,911       0.6
Financial Conglomerates             11,230,074       2.6
Financial Publishing/Services          278,496       0.1
Food Distributors                      161,988       0.0
Food Retail                          4,805,773       1.1
Food: Major Diversified              8,309,623       1.9
Food: Meat/Fish/Dairy                  292,700       0.1
Food: Specialty/Candy                1,649,147       0.4
Forest Products                         70,320       0.0
Gas Distributors                     4,168,729       1.0
Home Building                        1,961,743       0.5
Home Improvement Chains                380,702       0.1
Hospital/
 Nursing Management                    116,308       0.0
Hotels/Resorts/Cruiselines             629,498       0.1
Household/Personal Care              4,023,445       0.9
Industrial Conglomerates            14,873,822       3.5
Industrial Machinery                 5,330,813       1.3
Industrial Specialties               2,243,940       0.5
Information Technology
 Services                            2,703,720       0.6
Integrated Oil                      28,796,607       6.7
Internet Software/Services              67,163       0.0
Investment Banks/Brokers             6,304,764       1.5
Investment Trusts/
 Mutual Funds                          215,056       0.1
Life/Health Insurance                3,525,356       0.8
Major Banks                         56,091,480      13.1
Major Telecommunications            14,305,789       3.4
Marine Shipping                        919,513       0.2
Media Conglomerates                  2,029,020       0.5
Medical Distributors                    85,436       0.0
Medical Specialties                  1,615,019       0.4
Medical/Nursing Services               239,241       0.1
Metal Fabrications                   1,201,976       0.3
Miscellaneous Commercial
 Services                            3,675,200       0.9
Miscellaneous Manufacturing            828,467       0.2
Motor Vehicles                      15,670,907       3.7
Movies/Entertainment                   538,684       0.1
Multi-Line Insurance                 7,773,825       1.8

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 PERCENT OF
INDUSTRY                            VALUE        NET ASSETS
-----------------------------------------------------------
Office Equipment/Supplies      $        56,106       0.0%
Oil & Gas Pipelines                    139,200       0.0
Oil & Gas Production                 1,194,732       0.3
Oil Refining/Marketing               2,979,543       0.7
Oilfield Services/
 Equipment                              26,555       0.0
Other Consumer Services                235,407       0.1
Other Consumer Specialties             406,320       0.1
Other Metals/Minerals                6,544,835       1.5
Other Transportation                 1,805,292       0.4
Packaged Software                    2,458,549       0.6
Personnel Services                   1,383,037       0.3
Pharmaceuticals: Major              31,506,071       7.4
Pharmaceuticals: Other               4,206,177       1.0
Precious Metals                        419,747       0.1
Property - Casualty Insurers         5,465,973       1.3
Publishing: Books/
 Magazines                           1,444,774       0.3
Publishing: Newspapers                 708,317       0.2
Pulp & Paper                         2,919,458       0.7
Railroads                            4,605,313       1.1
Real Estate Development              6,962,248       1.6
Real Estate Investment Trusts        1,024,738       0.2
Recreational Products                1,455,022       0.3
Regional Banks                       5,507,811       1.3
Repurchase Agreement                 2,427,000       0.6
Restaurants                            253,999       0.1
Semiconductors                       2,807,416       0.7
Specialty Stores                       205,090       0.1
Specialty Telecommunications           100,853       0.0
Steel                                3,310,262       0.8
Telecommunication Equipment          7,638,012       1.8
Textiles                               807,547       0.2
Tobacco                              2,449,733       0.6
Tools/Hardware                         203,849       0.0
Trucks/Construction/
 Farm Machinery                      2,370,822       0.6
Water Utilities                        682,046       0.2
Wholesale Distributors               3,073,557       0.7
Wireless Telecommunications          9,039,863       2.1
                               ---------------      ----
                               $   422,363,710      98.9%
                               ===============      ====

                                                 PERCENT OF
TYPE OF INVESTMENT                  VALUE        NET ASSETS
-----------------------------------------------------------
Common Stocks                  $   419,219,623      98.2%
Preferred Stocks                       673,008       0.1
Rights                                  44,079       0.0
Short-Term Investments               2,427,000       0.6
                               ---------------      ----
                               $   422,363,710      98.9%
                               ===============      ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

ASSETS:
Investments in securities, at value (cost $420,822,184)                                   $    422,363,710
Cash (including $456,528 in foreign currency and $3,048,134 segregated
  in connection with open futures contracts)                                                     3,504,702
Unrealized appreciation on open forward foreign currency contracts                                 319,599
Receivable for:
  Investments sold                                                                               8,854,504
  Dividends                                                                                        663,955
  Shares of beneficial interest sold                                                               655,902
  Foreign withholding taxes reclaimed                                                              393,229
  Variation margin                                                                                 239,435
Prepaid expenses and other assets                                                                   53,574
                                                                                          ----------------
    TOTAL ASSETS                                                                               437,048,610
                                                                                          ----------------
LIABILITIES:
Payable for:
  Investments purchased                                                                          8,512,694
  Shares of beneficial interest redeemed                                                           490,153
  Investment management fee                                                                        363,133
  Compensated forward foreign currency contracts                                                   322,814
  Distribution fee                                                                                 210,475
Accrued expenses and other payables                                                                169,463
                                                                                          ----------------
    TOTAL LIABILITIES                                                                           10,068,732
                                                                                          ----------------
    NET ASSETS                                                                            $    426,979,878
                                                                                          ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                           $    617,872,569
Net unrealized appreciation                                                                      2,162,529
Accumulated undistributed net investment income                                                  3,089,884
Accumulated net realized loss                                                                 (196,145,104)
                                                                                          ----------------
    NET ASSETS                                                                            $    426,979,878
                                                                                          ================
CLASS A SHARES:
Net Assets                                                                                $     63,421,570
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                        7,895,842
    NET ASSET VALUE PER SHARE                                                             $           8.03
                                                                                          ================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                       $           8.47
                                                                                          ================
CLASS B SHARES:
Net Assets                                                                                $    205,543,974
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                       25,928,548
    NET ASSET VALUE PER SHARE                                                             $           7.93
                                                                                          ================
CLASS C SHARES:
Net Assets                                                                                $     25,470,818
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                        3,214,379
    NET ASSET VALUE PER SHARE                                                             $           7.92
                                                                                          ================
CLASS D SHARES:
Net Assets                                                                                $    132,543,516
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                       16,432,599
    NET ASSET VALUE PER SHARE                                                             $           8.07
                                                                                          ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

NET INVESTMENT INCOME:
INCOME
Dividends (net of $864,656 foreign withholding tax)                                       $     10,207,923
Interest                                                                                           103,976
                                                                                          ----------------
    TOTAL INCOME                                                                                10,311,899
                                                                                          ----------------
EXPENSES
Investment management fee                                                                        3,971,394
Distribution fee (Class A shares)                                                                  114,063
Distribution fee (Class B shares)                                                                1,982,703
Distribution fee (Class C shares)                                                                  241,005
Transfer agent fees and expenses                                                                   920,326
Custodian fees                                                                                     236,374
Shareholder reports and notices                                                                    121,995
Registration fees                                                                                   66,908
Professional fees                                                                                   56,881
Trustees' fees and expenses                                                                         12,127
Other                                                                                               67,163
                                                                                          ----------------
    TOTAL EXPENSES                                                                               7,790,939
                                                                                          ----------------
    NET INVESTMENT INCOME                                                                        2,520,960
                                                                                          ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
  Investments                                                                                  (53,969,214)
  Futures contracts                                                                              1,449,163
  Foreign exchange transactions                                                                    316,546
                                                                                          ----------------
    NET REALIZED LOSS                                                                          (52,203,505)
                                                                                          ----------------
NET CHANGE IN UNREALIZED DEPRECIATION ON:
  Investments                                                                                  126,994,053
  Futures contracts                                                                                506,944
  Translation of forward currency contracts and other assets and liabilities denominated
    in foreign currencies                                                                          503,800
                                                                                          ----------------
    NET APPRECIATION                                                                           128,004,797
                                                                                          ----------------
    NET GAIN                                                                                    75,801,292
                                                                                          ----------------
NET INCREASE                                                                              $     78,322,252
                                                                                          ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR        FOR THE YEAR
                                                                            ENDED               ENDED
                                                                       OCTOBER 31, 2003    OCTOBER 31, 2002
                                                                       ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                  $      2,520,960    $        587,395
Net realized loss                                                           (52,203,505)        (88,740,632)
Net change in unrealized depreciation                                       128,004,797          23,648,444
                                                                       ----------------    ----------------

    NET INCREASE (DECREASE)                                                  78,322,252         (64,504,793)
                                                                       ----------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                 (569,363)           (364,072)
Class C shares                                                                  (47,598)                 --
Class D shares                                                               (1,783,043)         (1,503,216)
                                                                       ----------------    ----------------

    TOTAL DIVIDENDS                                                          (2,400,004)         (1,867,288)
                                                                       ----------------    ----------------

Net decrease from transactions in shares of beneficial interest             (57,055,643)        (66,791,171)
                                                                       ----------------    ----------------

    NET INCREASE (DECREASE)                                                  18,866,605        (133,163,252)

NET ASSETS:
Beginning of period                                                         408,113,273         541,276,525
                                                                       ----------------    ----------------

END OF PERIOD
  (Including accumulated undistributed net investment income of
  $3,089,884 and $1,896,981, respectively)                             $    426,979,878    $    408,113,273
                                                                       ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of international common stocks and other equity securities. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion and 0.95% to the portion of daily net assets in excess of $1 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $1,588,558 for the year ended October 31, 2003.

On October 23, 2003, the Board of Trustees of the Fund determined to terminate the Sub-Advisory Agreement. Therefore, effective on or about December 30, 2003, the Investment Manager will assume direct responsibility for investment of the Fund's portfolio.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,231,401 at October 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $33,775, $562,688 and $2,575, respectively and received $24,699 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2003 aggregated $167,508,945 and $219,400,357, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At October 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $3,000.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                   FOR THE YEAR
                                                           ENDED                          ENDED
                                                     OCTOBER 31, 2003               OCTOBER 31, 2002
                                                ---------------------------   ----------------------------
                                                  SHARES         AMOUNT          SHARES         AMOUNT
                                                -----------   -------------   -----------    -------------
CLASS A SHARES
Sold                                             33,698,871   $ 228,777,057    14,014,187    $ 103,437,631
Reinvestment of dividends                            83,954         552,418        44,953          347,486
Redeemed                                        (32,511,231)   (223,778,567)  (12,323,831)     (91,196,477)
                                                -----------   -------------   -----------    -------------
Net increase -- Class A                           1,271,594       5,550,908     1,735,309       12,588,640
                                                -----------   -------------   -----------    -------------
CLASS B SHARES
Sold                                              2,174,402      14,869,053     7,782,148       59,007,084
Redeemed                                         (9,245,751)    (62,480,968)  (19,433,255)    (145,843,044)
                                                -----------   -------------   -----------    -------------
Net decrease -- Class B                          (7,071,349)    (47,611,915)  (11,651,107)     (86,835,960)
                                                -----------   -------------   -----------    -------------
CLASS C SHARES
Sold                                              1,380,301       9,030,658     3,153,039       23,108,929
Reinvestment of dividends                             6,602          43,180            --               --
Redeemed                                         (2,146,478)    (14,221,194)   (4,307,755)     (31,840,343)
                                                -----------   -------------   -----------    -------------
Net decrease -- Class C                            (759,575)     (5,147,356)   (1,154,716)      (8,731,414)
                                                -----------   -------------   -----------    -------------
CLASS D SHARES
Sold                                             11,129,166      73,840,652    13,331,817      100,332,174
Reinvestment of dividends                           222,220       1,466,651       162,573        1,259,940
Redeemed                                        (12,802,046)    (85,154,583)  (11,515,228)     (85,404,551)
                                                -----------   -------------   -----------    -------------
Net increase (decrease) -- Class D               (1,450,660)     (9,847,280)    1,979,162       16,187,563
                                                -----------   -------------   -----------    -------------
Net decrease in Fund                             (8,009,990)  $ (57,055,643)   (9,091,352)   $ (66,791,171)
                                                ===========   =============   ===========    =============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2003, there were outstanding forward contracts and outstanding index futures contracts.

At October 31, 2003, investments in securities of issuers in Japan represented 28.3% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At October 31, 2003, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR       FOR THE YEAR
                                                        ENDED              ENDED
                                                  OCTOBER 31, 2003   OCTOBER 31, 2002
                                                  ----------------   ----------------
Ordinary income                                   $      2,400,004   $      1,867,288

As of October 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                     $      3,844,581
Undistributed long-term gains                                   --
                                                  ----------------
Net accumulated earnings                                 3,844,581
Foreign tax credit pass-through                            814,407
Capital loss carryforward*                            (183,733,776)
Temporary differences                                     (864,656)
Net unrealized depreciation                            (10,953,247)
                                                  ----------------
Total accumulated losses                          $   (190,892,691)
                                                  ================

*As of October 31, 2003, the Fund had a net capital loss carryforward of $183,733,776 of which $35,159,161 will expire on October 31, 2009, $93,856,873 will expire on October 31, 2010 and $54,717,742 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2003, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales and permanent book/tax differences attributable to foreign currency gains and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $1,071,947.

MORGAN STANLEY INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                              FOR THE PERIOD
                                                             FOR THE YEAR ENDED OCTOBER 31,                   JUNE 28, 1999*
                                             ------------------------------------------------------------        THROUGH
                                                 2003            2002            2001            2000        OCTOBER 31, 1999
                                             ------------    ------------    ------------    ------------    ----------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $       6.70    $       7.77    $      10.29    $      10.57      $      10.00
                                             ------------    ------------    ------------    ------------      ------------
Income (loss) from investment operations:
  Net investment income++                            0.08            0.04            0.06            0.11              0.01
  Net realized and unrealized gain (loss)            1.33           (1.03)          (2.07)          (0.39)             0.56
                                             ------------    ------------    ------------    ------------      ------------
Total income (loss) from investment
 operations                                          1.41           (0.99)          (2.01)          (0.28)             0.57
                                             ------------    ------------    ------------    ------------      ------------

Less dividends and distributions from:
  Net investment income                             (0.08)          (0.08)              -               -                 -
  Net realized gain                                     -               -           (0.51)              -                 -
                                             ------------    ------------    ------------    ------------      ------------
Total dividends and distributions                   (0.08)          (0.08)          (0.51)              -                 -
                                             ------------    ------------    ------------    ------------      ------------
Net asset value, end of period               $       8.03    $       6.70    $       7.77    $      10.29      $      10.57
                                             ============    ============    ============    ============      ============

TOTAL RETURN+                                       21.31%         (12.93)%        (20.36)%         (2.65)%            5.70%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             1.58%           1.56%           1.46%(4)        1.47%             1.81%(2)
Net investment income                                1.02%           0.54%           0.73%           0.95%             0.31%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $     63,422    $     44,373    $     37,974    $     46,535      $     38,506
Portfolio turnover rate                                43%             39%             37%             84%               14%(1)

----------
  *  COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) NOT ANNUALIZED.
 (2) ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                FOR THE PERIOD
                                                             FOR THE YEAR ENDED OCTOBER 31,                     JUNE 28, 1999*
                                             --------------------------------------------------------------        THROUGH
                                                 2003           2002            2001               2000        OCTOBER 31, 1999
                                             ------------   ------------    ------------       ------------    ----------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $       6.58   $       7.62    $      10.19       $      10.55    $      10.00
                                             ------------   ------------    ------------       ------------    ------------
Income (loss) from investment operations:
  Net investment income (loss)++                     0.01          (0.02)           0.00               0.02           (0.02)
  Net realized and unrealized gain (loss)            1.34          (1.02)          (2.06)             (0.38)           0.57
                                             ------------   ------------    ------------       ------------    ------------
Total income (loss) from investment
 operations                                          1.35          (1.04)          (2.06)             (0.36)           0.55
                                             ------------   ------------    ------------       ------------    ------------
Less distributions from net
 realized gain                                          -              -           (0.51)                 -               -
                                             ------------   ------------    ------------       ------------    ------------
Net asset value, end of period               $       7.93   $       6.58    $       7.62       $      10.19    $      10.55
                                             ============   ============    ============       ============    ============

TOTAL RETURN+                                       20.52%        (13.65)%        (21.08)%            (3.41)%          5.50%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             2.37%          2.32%           2.24%(4)           2.22%           2.56%(2)
Net investment income (loss)                         0.23%         (0.22)%         (0.06)%             0.20%          (0.44)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                $    205,544   $    217,216    $    340,158       $    561,375    $    465,258
Portfolio turnover rate                                43%            39%             37%                84%             14%(1)

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS


                                                                                                                FOR THE PERIOD
                                                             FOR THE YEAR ENDED OCTOBER 31,                     JUNE 28, 1999*
                                             --------------------------------------------------------------        THROUGH
                                                 2003           2002            2001               2000        OCTOBER 31, 1999
                                             ------------   ------------    ------------       ------------    ----------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $       6.59   $       7.62    $      10.19       $      10.55    $      10.00
                                             ------------   ------------    ------------       ------------    ------------
Income (loss) from investment operations:
  Net investment income (loss)++                     0.01          (0.01)          (0.01)              0.02           (0.02)
  Net realized and unrealized gain (loss)            1.33          (1.02)          (2.05)             (0.38)           0.57
                                             ------------   ------------    ------------       ------------    ------------
Total income (loss) from investment
 operations                                          1.34          (1.03)          (2.06)             (0.36)           0.55
                                             ------------   ------------    ------------       ------------    ------------

Less dividends and distributions from:
  Net investment income                             (0.01)             -               -                  -               -
  Net realized gain                                     -              -           (0.51)                 -               -
                                             ------------   ------------    ------------       ------------    ------------
Total dividends and distributions                   (0.01)             -           (0.51)                 -               -
                                             ------------   ------------    ------------       ------------    ------------
Net asset value, end of period               $       7.92   $       6.59    $       7.62       $      10.19    $      10.55
                                             ============   ============    ============       ============    ============

TOTAL RETURN+                                       20.40%        (13.52)%        (21.08)%            (3.41)%          5.50%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             2.37%          2.18%           2.24%(4)           2.22%           2.56%(2)
Net investment income (loss)                         0.23%         (0.08)%         (0.06)%             0.20%          (0.44)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                $     25,471   $     26,195    $     39,079       $     69,640    $     69,811
Portfolio turnover rate                                43%            39%             37%                84%             14%(1)

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                FOR THE PERIOD
                                                             FOR THE YEAR ENDED OCTOBER 31,                     JUNE 28, 1999*
                                             --------------------------------------------------------------        THROUGH
                                                 2003           2002            2001               2000        OCTOBER 31, 1999
                                             ------------   ------------    ------------       ------------    ----------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $       6.73   $       7.80    $      10.32       $      10.58    $      10.00
                                             ------------   ------------    ------------       ------------    ------------
Income (loss) from investment operations:
  Net investment income++                            0.08           0.06            0.08               0.15            0.01
  Net realized and unrealized gain (loss)            1.36          (1.04)          (2.09)             (0.41)           0.57
                                             ------------   ------------    ------------       ------------    ------------
Total income (loss) from investment
 operations                                          1.44          (0.98)          (2.01)             (0.26)           0.58
                                             ------------   ------------    ------------       ------------    ------------

Less dividends and distributions from:
  Net investment income                             (0.10)         (0.09)              -                  -               -
  Net realized gain                                     -              -           (0.51)                 -               -
                                             ------------   ------------    ------------       ------------    ------------
Total dividends and distributions                   (0.10)         (0.09)          (0.51)                 -               -
                                             ------------   ------------    ------------       ------------    ------------

Net asset value, end of period               $       8.07   $       6.73    $       7.80       $      10.32    $      10.58
                                             ============   ============    ============       ============    ============

TOTAL RETURN+                                       21.68%        (12.70)%        (20.30)%            (2.46)%          5.80%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             1.37%          1.32%           1.24%(4)           1.22%           1.56%(2)
Net investment income                                1.23%          0.78%           0.94%              1.20%           0.56%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                $    132,544   $    120,329    $    124,065       $     98,465    $      1,336
Portfolio turnover rate                                43%            39%             37%                84%             14%(1)

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY INTERNATIONAL FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Fund (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 19, 2003

MORGAN STANLEY INTERNATIONAL FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF                                    IN FUND
                                       POSITION(S)   OFFICE AND                                  COMPLEX
   NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN      OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE               REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***     HELD BY TRUSTEE
------------------------------------  ------------  ------------  ---------------------------  --------------  ---------------------
Michael Bozic (62)                    Trustee       Since         Retired; Director or Trustee 211             Director of Weirton
c/o Mayer, Brown, Rowe & Maw LLP                    April 1994    of the Retail Funds and                      Steel Corporation.
Counsel to the Independent                                        TCW/DW Term Trust 2003
Directors                                                         (since April 1994) and the
1675 Broadway                                                     Institutional Funds (since
New York, NY                                                      July 2003); formerly Vice
                                                                  Chairman of Kmart
                                                                  Corporation (December 1998-
                                                                  October 2000), Chairman and
                                                                  Chief Executive Officer of
                                                                  Levitz Furniture Corporation
                                                                  (November 1995-November
                                                                  1998) and President and Chief
                                                                  Executive Officer of Hills
                                                                  Department Stores (May 1991-
                                                                  July 1995); formerly
                                                                  variously Chairman, Chief
                                                                  Executive Officer, President
                                                                  and Chief Operating Officer
                                                                  (1987-1991) of the Sears
                                                                  Merchandise Group of Sears,
                                                                  Roebuck& Co.

Edwin J. Garn (71)                    Trustee       Since         Director or Trustee of the   211             Director of Franklin
c/o Summit Ventures LLC                             January       Retail Funds and TCW/DW                      Covey (time
1 Utah Center                                       1993          Term Trust 2003 (since                       management systems),
201 S. Main Street                                                January 1993) and the                        BMW Bank of North
Salt Lake City, UT                                                Institutional Funds (since                   America, Inc.
                                                                  July 2003); member of the                    (industrial loan
                                                                  Utah Regional Advisory                       corporation), United
                                                                  Board of Pacific Corp.;                      Space Alliance
                                                                  formerly United States                       (joint venture
                                                                  Senator (R-Utah)                             between Lockheed
                                                                  (1974-1992) and Chairman,                    Martin and the
                                                                  Senate Banking Committee                     Boeing Company) and
                                                                  (1980-1986), Mayor of Salt                   Nuskin Asia Pacific
                                                                  Lake City, Utah                              (multilevel
                                                                  (1971-1974), Astronaut,                      marketing); member
                                                                  Space Shuttle Discovery                      of the board of
                                                                  (April 12-19, 1985), and                     various civic and
                                                                  Vice Chairman, Huntsman                      charitable
                                                                  Corporation (chemical                        organizations.
                                                                  company).

Wayne E. Hedien (69)                  Trustee       Since         Retired; Director or Trustee 211             Director of The PMI
c/o Mayer, Brown, Rowe & Maw LLP                    September     of the Retail Funds and                      Group Inc. (private
Counsel to the Independent                          1997          TCW/DW Term Trust 2003;                      mortgage insurance);
Directors                                                         (Since September 1997) and                   Trustee and Vice
1675 Broadway                                                     the Institutional Funds                      Chairman of The
New York, NY                                                      (since July 2003); formerly                  Field Museum of
                                                                  associated with the Allstate                 Natural History;
                                                                  Companies (1966-1994), most                  director of various
                                                                  recently as Chairman of The                  other business and
                                                                  Allstate Corporation                         charitable
                                                                  (March 1993-December 1994)                   organizations.
                                                                  and Chairman and Chief
                                                                  Executive Officer of its
                                                                  wholly-owned subsidiary,
                                                                  Allstate Insurance Company
                                                                  (July 1989-December 1994).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF                                     IN FUND
                                       POSITION(S)   OFFICE AND                                   COMPLEX
   NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE               REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***     HELD BY TRUSTEE
------------------------------------  ------------  ------------  ---------------------------  --------------  ---------------------
Dr. Manuel H. Johnson (54)            Trustee       Since         Chairman of the Audit        211             Director of NVR,
c/o Johnson Smick International,                    July 1991     Committee and Director or                    Inc. (home
Inc.                                                              Trustee of the Retail Funds                  construction);
2099 Pennsylvania Avenue, N.W.                                    and TCW/DW Term Trust 2003                   Chairman and Trustee
Suite 950                                                         (since July 1991) and the                    of the Financial
Washington, D.C.                                                  Institutional Funds (since                   Accounting
                                                                  July 2003); Senior Partner,                  Foundation
                                                                  Johnson Smick International,                 (oversight
                                                                  Inc., a consulting firm;                     organization of the
                                                                  Co-Chairman and a founder of                 Financial Accounting
                                                                  the Group of Seven Council                   Standards Board);
                                                                  (G7C), an international                      Director of RBS
                                                                  economic commission;                         Greenwich Capital
                                                                  formerly Vice Chairman of                    Holdings (financial
                                                                  the Board of Governors of                    holding company).
                                                                  the Federal Reserve System
                                                                  and Assistant Secretary of
                                                                  the U.S. Treasury.

Joseph J. Kearns (61)                 Trustee       Since         Deputy Chairman of the Audit 212             Director of Electro
PMB754                                              July 2003     Committee and Director or                    Rent Corporation
23852 Pacific Coast Highway                                       Trustee of the Retail Funds                  (equipment leasing),
Malibu, CA                                                        and TCW/DW Term Trust 2003                   The Ford Family
                                                                  (since July 2003) and the                    Foundation, and the
                                                                  Institutional Funds (since                   UCLA Foundation.
                                                                  August 1994); previously
                                                                  Chairman of the Audit
                                                                  Committee of the
                                                                  Institutional Funds
                                                                  (October 2001-July 2003);
                                                                  President, Kearns &
                                                                  Associates LLC (investment
                                                                  consulting); formerly CFO of
                                                                  the J. Paul Getty Trust.

Michael E. Nugent (67)                Trustee       Since         Chairman of the Insurance    211             Director of various
c/o Triumph Capital, L.P.                           July 1991     Committee and Director or                    business
445 Park Avenue                                                   Trustee of the Retail Funds                  organizations.
New York, NY                                                      and TCW/DW Term Trust 2003
                                                                  (since July 1991) and the
                                                                  Institutional Funds (since
                                                                  July 2001); General Partner
                                                                  of Triumph Capital, L.P., a
                                                                  private investment
                                                                  partnership; formerly Vice
                                                                  President, Bankers Trust
                                                                  Company and BT Capital
                                                                  Corporation (1984-1988).

Fergus Reid (71)                      Trustee       Since         Chairman of the Governance   212             Trustee and Director
85 Charles Colman Blvd.                             July 2003     Committee and Director or                    of certain
Pawling, NY                                                       Trustee of the Retail Funds                  investment companies
                                                                  and TCW/DW Term Trust 2003                   in the JPMorgan
                                                                  (since July 2003) and the                    Funds complex
                                                                  Institutional Funds (since                   managed by JP Morgan
                                                                  June 1992); Chairman of                      Investment
                                                                  Lumelite Plastics                            Management Inc.
                                                                  Corporation.

INTERESTED TRUSTEES:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF                                     IN FUND
                                       POSITION(S)   OFFICE AND                                   COMPLEX
   NAME, AGE AND ADDRESS OF             HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE               REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***     HELD BY TRUSTEE
------------------------------------  ------------  ------------  ---------------------------  --------------  ---------------------
Charles A. Fiumefreddo (70)           Chairman of   Since         Chairman and Director or     211             None
c/o Morgan Stanley Trust              the Board     July 1991     Trustee of the Retail Funds
Harborside Financial Center,          and Trustee                 and TCW/DW Term Trust 2003
Plaza Two,                                                        (since July 1991) and the
Jersey City, NJ                                                   Institutional Funds (since
                                                                  July 2003); formerly Chief
                                                                  Executive Officer of the
                                                                  Retail Funds and the TCW/DW
                                                                  Term Trust 2003 (until
                                                                  September 2002).

James F. Higgins (55)                 Trustee       Since         Director or Trustee of the   211             Director of AXA
c/o Morgan Stanley Trust                            June 2000     Retail Funds and TCW/DW Term                 Financial, Inc. and
Harborside Financial Center,                                      Trust 2003 (since June 2000)                 The Equitable Life
Plaza Two,                                                        and the Institutional Funds                  Assurance Society of
Jersey City, NJ                                                   (since July 2003); Senior                    the United States
                                                                  Advisor of Morgan Stanley                    (financial
                                                                  (since August 2000); Director                services).
                                                                  of the Distributor and Dean
                                                                  Witter Realty Inc.;
                                                                  previously President and
                                                                  Chief Operating Officer of
                                                                  the Private Client Group of
                                                                  Morgan Stanley
                                                                  (May 1999-August 2000), and
                                                                  President and Chief
                                                                  Operating Officer of
                                                                  Individual Securities of
                                                                  Morgan Stanley (February
                                                                  1997-May 1999).

Philip J. Purcell (60)                Trustee       Since         Director or Trustee of the   211             Director of American
1585 Broadway                                       April 1994    Retail Funds and TCW/DW Term                 Airlines, Inc. and
New York, NY                                                      Trust 2003 (since April 1994)                its parent company,
                                                                  and the Institutional Funds                  AMR Corporation.
                                                                  (since July 2003); Chairman
                                                                  of the Board of Directors
                                                                  and Chief Executive Officer
                                                                  of Morgan Stanley and Morgan
                                                                  Stanley DW Inc.; Director of
                                                                  the Distributor; Chairman of
                                                                  the Board of Directors and
                                                                  Chief Executive Officer of
                                                                  Novus Credit Services Inc.;
                                                                  Director and/or officer of
                                                                  various Morgan Stanley
                                                                  subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER")
    (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
    DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS

                                                        TERM OF
                                       POSITION(S)     OFFICE AND
      NAME, AGE AND ADDRESS OF         HELD WITH       LENGTH OF
         EXECUTIVE OFFICER             REGISTRANT     TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------  ------------  ----------------  ------------------------------------------------------------
Mitchell M. Merin (50)                President     Since May 1999     President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                            Investment Management Inc.; President, Director and Chief
New York, NY                                                           Executive Officer of the Investment Manager and Morgan
                                                                       Stanley Services; Chairman, Chief Executive Officer and
                                                                       Director of the Distributor; Chairman and Director of the
                                                                       Transfer Agent; Director of various Morgan Stanley
                                                                       subsidiaries; President Morgan Stanley Investments LP
                                                                       (since February 2003); President of the Institutional Funds
                                                                       (since July 2003) and President of the Retail Funds and
                                                                       TCW/DW Term Trust 2003 (since May 1999); Trustee (since
                                                                       July 2003) and President (since December 2002) of the Van
                                                                       Kampen Closed-End Funds; Trustee (since May 1999) and
                                                                       President (since October 2002) of the Van Kampen Open-End
                                                                       Funds.

Ronald E. Robison (64)                Executive     Since              Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas           Vice          April 2003         Morgan Stanley Investment Management Inc.; Managing
New York, NY                          President                        Director of Morgan Stanley & Co. Incorporated; Managing
                                      and                              Director of Morgan Stanley; Managing Director, Chief
                                      Principal                        Administrative Officer and Director of the Investment
                                      Executive                        Manager and Morgan Stanley Services; Chief Executive
                                      Officer                          Officer and Director of the Transfer Agent; Executive Vice
                                                                       President and Principal Executive Officer of the
                                                                       Institutional Funds (since July 2003); and the TCW/DW Term
                                                                       Trust 2003 (since April 2003); previously President of the
                                                                       Institutional Funds (March 2001-July 2003) and Director of
                                                                       the Institutional Funds (March 2001-July 2003).

Barry Fink (48)                       Vice          Since              General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas           President     February 1997      (since December 2000) of Morgan Stanley Investment
New York, NY                          and                              Management; Managing Director (since December 2000),
                                      General                          Secretary (since February 1997) and Director (since
                                      Counsel                          July 1998) of the Investment Manager and Morgan Stanley
                                                                       Services; Assistant Secretary of Morgan Stanley DW; Chief
                                                                       Legal Officer of Morgan Stanley Investments LP (since
                                                                       July 2002); Vice President of the Institutional Funds
                                                                       (since July 2003); Vice President and Secretary of the
                                                                       Distributor; previously Secretary of the Retail Funds
                                                                       (February 1997-July 2003); previously Vice President and
                                                                       Assistant General Counsel of the Investment Manager and
                                                                       Morgan Stanley Services (February 1997-December 2001).

Joseph J. McAlinden (60)              Vice          Since July 1995    Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas           President                        Investment Manager, Morgan Stanley Investment Management
New York, NY                                                           Inc. and Morgan Stanley Investments LP; Director of the
                                                                       Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                       Funds; Vice President of the Institutional Funds (since
                                                                       July 2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (36)                Vice          Since July 2003    Executive Director of Morgan Stanley & Co. and Morgan
1221 Avenue of the Americas           President                        Stanley Investment Management Inc. and Vice President of
New York, NY                                                           the Institutional Funds (since December 1997) and the
                                                                       Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford
                                                                       Chance LLP).

                                                        TERM OF
                                       POSITION(S)     OFFICE AND
      NAME, AGE AND ADDRESS OF         HELD WITH       LENGTH OF
         EXECUTIVE OFFICER             REGISTRANT     TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------  ------------  ----------------  ------------------------------------------------------------
Francis J. Smith (38)                 Treasurer     Treasurer since    Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust              and           July 2003 and      Stanley Services (since December 2001); previously Vice
Harborside Financial Center,          Chief         Chief Financial    President of the Retail Funds (September 2002-July 2003);
Plaza Two,                            Financial     Officer since      previously Vice President of the Investment Manager and
Jersey City, NJ                       Officer       September 2002     Morgan Stanley Services (August 2000-November 2001) and
                                                                       Senior Manager at PricewaterhouseCoopers LLP
                                                                       (January 1998-August 2000).

Thomas F. Caloia (57)                 Vice          Since July 2003    Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust              President                        Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                           Morgan Stanley Services; previously Treasurer of the
Plaza Two,                                                             Retail Funds (April 1989-July 2003); formerly First Vice
Jersey City, NJ                                                        President of the Investment Manager, the Distributor and
                                                                       Morgan Stanley Services.

Mary E. Mullin (36)                   Secretary     Since July 2003    Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc.; Secretary of
New York, NY                                                           the Institutional Funds (since June 1999) and the Retail
                                                                       Funds (since July 2003); formerly practiced law with the
                                                                       New York law firms of McDermott, Will & Emery and Skadden,
                                                                       Arps, Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
    FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

36075RPT-00-13015K03-OP-11/03

[MORGAN STANLEY FUNDS LOGO]

MORGAN STANLEY INTERNATIONAL FUND

ANNUAL REPORT
OCTOBER 31, 2003

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 18, 2003